UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

10/31

Date of reporting period:4/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DUNHAM FUNDS
When Performance Counts
April 30, 2007	S E M I -A N N U A L R E P O R T

This report is for the information of shareholders of the Dunham Funds. It may also be used as sales literature when preceded by or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial adviser or call Client Services at 800-442-4358.

Dunham Short-Term Bond Fund

Dunham Corporate/Government Bond Fund

Dunham High-Yield Bond Fund

Dunham Appreciation & Income Fund

Dunham Large Cap Value Fund

Dunham Real Estate Stock Fund

Dunham International Stock Fund

Dunham Small Cap Value Fund

Dunham Large Cap Growth Fund

Dunham Small Cap Growth Fund

Dunham Emerging Markets Stock Fund

Investment Adviser:
Dunham & Associates Investment Counsel, Inc.
P.O. Box 910309
San Diego, California 92191

THIS SEMI-ANNUAL REPORT CONTAINS “FORWARD-LOOKING STATEMENTS” WITHIN THE MEANING OF THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995. FORWARD-LOOKING STATEMENTS ALSO INCLUDE THOSE PRECEDED BY, FOLLOWED BY OR THAT INCLUDE THE WORDS “BELIEVES”, “EXPECTS”, “ANTICIPATES” OR SIMILAR EXPRESSIONS. SUCH STATEMENTS SHOULD BE VIEWED WITH CAUTION. ACTUAL RESULTS OR EXPERIENCE COULD DIFFER MATERIALLY FROM THE FORWARD-LOOKING STATEMENTS AS A RESULT OF MANY FACTORS, INCLUDING THE INABILITY OF THE FUNDS TO MEET SALES GOALS AND SLOWING OF THE OVERALL ECONOMY. EACH FUND MAKES NO COMMITMENTS TO DISCLOSE ANY REVISIONS TO FORWARD-LOOKING STATEMENTS, OR ANY FACTS, EVENTS OR CIRCUMSTANCES AFTER THE DATE HEREOF THAT MAY BEAR UPON FORWARD-LOOKING STATEMENTS. IN ADDITION, PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN. OTHER FACTORS AND ASSUMPTIONS NOT IDENTIFIED ABOVE MAY ALSO HAVE BEEN INVOLVED IN THE DERIVATION OF THESE FORWARD-LOOKING STATEMENTS, AND THE FAILURE OF THESE OTHER ASSUMPTIONS TO BE REALIZED MAY ALSO CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE PROJECTED.

Message from the Adviser

Dear Fellow Shareholders,

It’s been an exciting year thus far for The Dunham Funds. Our performance fee-based funds continue to capture media and industry attention. In addition, adhering to our thorough due diligence process, we have hired a new sub-adviser, Ten Asset Management, Inc., which we believe is best suited to the objective of the Dunham Real Estate Stock Fund and our investment philosophy.

We remain true to our mission of tying the compensation of our sub-advisers to the performance of your portfolios. And while some other fund companies are beginning to add some performance fee-based funds to their product offerings, the Dunham Funds stands out as one of only a few firms offering a family of asset class-based mutual funds distributed through financial advisors in which every sub-adviser’s compensation, for every single fund, is based on how well they perform for you versus established benchmarks.

Heading into the second half of 2007, we believe markets will continue to offer opportunities to add value for the Dunham Funds. Thank you for your continued trust and confidence you have placed in us.

Sincerely,

Jeffrey A. Dunham

President

Dunham & Associates Investment Counsel, Inc.

April 30, 2007

NOT FDIC INSURED│NO BANK GUARANTEE │MAY LOSE VALUE

Past Performance is not indicative of future results.

Dunham Short-Term Bond Fund

Message from the Sub-Adviser

Merganser Capital Management LP

Boston, Massachusetts

This is the semi-annual report for the Dunham Short-Term Bond Fund.

The Fed left rates unchanged at 5.25% since our annual report dated October 31, 2006.  Merganser does not expect the Fed to change rates and believes the curve will be pretty similar at the end of the year.  As outlined in the Federal Open Market Committee (FOMC) statement, recent indicators suggested somewhat firmer economic growth and some tentative signs of stabilization in the housing markets.  However, some inflation risks remain, which might have to be addressed with additional increases in the federal funds rate.  Generally yields decreased on the shorter end of the curve since our last report, anywhere from 23 basis points for 3-month Treasuries to 10 basis points for 2-year Treasuries.

Corporate credits were dominated by the flight to quality after fixed income volatility increased due to concerns about sub-prime lenders.  Specifically, banks and broker/dealers took a hit as investors sold paper in these two sectors.  According to Merganser, in many cases the spreads widened more than justified, especially on the longer end of the curve.  Merganser has used this opportunity to selectively add bank and broker/dealer credits to its portfolio and expects spreads to normalize in the coming months.

Commercial mortgage backed securities (CMBS) performed well despite negative headlines about sub-prime lenders as delinquency remained low.  Merganser expects to continue finding attractive opportunities in the CMBS sector and targets a long term portfolio weight of 15% in CMBS.

Superior issue selection in Asset backed securities (ABS) contributed positively to portfolio performance.  Issues on the short end of the curve helped in the first quarter.  Additionally, issues in automobiles and manufactured housing offered attractive opportunities.

The manager’s focus on quality, which hurt performance in 2005/2006, has been rewarded in the first quarter of 2007 as investors started to acknowledge the inherent risk in lower quality bonds and subsequently demanded a premium in the form of wider spreads.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    2.15%    One Year    4.69%    Annualized Since Inception (December 13, 2004)    2.40%

The Merrill Lynch 1-3 Year Corporate/Government Bond Index is based upon publicly issued short-term corporate and government debt securities with maturities ranging between 1 and 3 years.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Bear Stearns Company, Inc., 2.875%, 7/2/08

                            2.19%

Capital One Financial Corp., 5.70%, 9/15/11

                            1.88%

Bank One Corp., 2.625%, 6/30/08

                                1.84%

Morgan Stanley Dean Witter, 10.00%, 6/15/08

                            1.60%

Peco Energy Transition Trust 1999-A A6, 7.625%, 3/1/10

                1.58%

Citibank Credit Card Issuance Trust 2006-A4, 5.45%, 5/10/13.

1.55%

Exelon Generation Co., 6.95%, 6/15/11

                            1.52%

Citibank Credit Card Issuance Trust, 4.85%, 2/10/11

                1.51%

                    USAA Auto Owner Trust 2005-1 A4, 4.13%, 11/15/11

                1.50%

Onyx Acceptance Owner Trust 2005-A A4, 3.91%, 9/15/11

                1.50%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
ASSET BACKED SECURITIES - 31.20%
Agricultural Machinery - 0.33%
Caterpillar Financial Asset Trust Series 2004-A A3	$ 108,367	3.130%		1/26/09	$ 108,032

Automobiles - 15.41%
AmeriCredit Automobile Receivables Trust Series 2005-AX A3	221,350	3.630%		1/6/10	220,640
AmeriCredit Automobile Receivables Trust Series 2005-AX` A3	288,985	2.870%		2/7/11	286,187
Bay View Auto Trust Series 2005-LJ1 A3	212,240	3.860%		3/25/10	210,747
Carmax Auto Owner Trust 2005-3 A3	250,000	4.810%		3/15/10	249,216
Capital One Auto Finance Trust	300,000	5.310%		7/15/09	299,957
Ford Credit Auto Owner Trust 2005-A B	300,000	3.880%		1/15/10	295,533
GS Auto Loan Trust Series 2006-1 A3	300,000	5.370%		12/15/10	300,672
Honda Auto Receivables Owner Trust 2005-2 A3	211,094	3.930%		1/15/09	210,079
Honda Auto Receivables Owner Trust	300,000	4.930%		3/18/11	299,549
Long Beach Auto Receivables Trust 2005-B A3	343,644	4.406%		5/15/10	342,249
Nissan Auto Receivables Owner Trust 2006-B A3	300,000	5.160%		2/15/10	299,660
Onyx Acceptance Owner Trust 2005-A A4	500,000	3.910%		9/15/11	493,247
Susquehanna Auto Lease Trust 2005-1 A3 - 144A	221,816	4.430%		6/16/08	220,903
Susquehanna Auto Lease Trust - 144A	175,000	5.320%		4/14/09	175,055
Triad Auto Receivables Owner Trust 2006-A A3	400,000	4.770%		1/12/11	398,360
USAA Auto Owner Trust 2005-1 A4	500,000	4.130%		11/15/11	493,731
World Omni Auto Receivables Trust 2006-B A4	300,000	5.120%		6/15/12	301,026
					5,096,811
Banks - 5.58%
Bank One Issuance Trust Series 2004-B2	300,000	5.430%	+	12/15/10	300,312
Bank One Issuance Trust Series 2004-B2	250,000	4.370%		4/15/12	246,368
Citibank Credit Card Issuance Trust	500,000	4.850%		2/10/11	498,476
Citibank Credit Card Issuance Trust 2006-A4	500,000	5.450%		5/10/13	508,669
GE Capital Credit Card Master Note Trust Series 2005-3	300,000	4.130%		6/15/13	293,133
					1,846,958
Business Equipment - 0.50%
Ikon Receivables LLC 2003-1 A4	164,422	3.270%		7/15/11	164,023

Financial Services - 1.70%
CIT Equipment Collateral Series 2004-VT1 A3	15,158	2.200%		3/20/08	15,132
CIT Equipment Collateral Series 2004-VT1 A3	300,000	5.190%		1/20/09	299,734
Marlin Leasing Receivables LLC 2005-1A A3 - 144A	250,000	4.630%		11/17/08	248,937
					563,803
Heavy Equipment - 1.35%
CNH Equipment Trust 2005-A A4B	450,000	4.290%		6/15/12	445,150

Home Equity Loans - 2.54%
Nomura Home Equity Loan, Inc. Series 2006-AF1 A1	245,827	6.032%		10/25/36	245,616
Residential Asset Mortgage Products 2004-RS12 AI3	368,420	3.981%		4/25/29	366,502
SuperAnnuation Members Home Loans Global Fund Series 6A	228,513	5.520%	+	11/9/35	228,774
					840,892
Miscellaneous - 0.22%
Education Loans, Inc.	71,467	5.406%	+	12/26/16	71,466

Retail - Credit Card - 1.99%
American Express Credit Account Master Trust	350,000	5.350%		1/15/14	355,592
Cabela Master Credit Card - 144A	300,000	5.260%		10/15/14	303,895
					659,487
Utilities - 1.58%
Peco Energy Transition Trust 1999-A A6	500,000	7.625%		3/1/10	521,589

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
TOTAL ASSET-BACKED SECURITIES
(Cost - $10,340,316)					$ 10,318,211

COLLATERALIZED MORTGAGE BACKED SECURITIES - 27.94%
Commercial - 10.38%
Banc of America Commercial Mortgage, Inc. Series 2004-2 A2	$ 325,190	3.520%		11/10/38	316,622
Bear Stearns Commercial Mortgage
Securities Series 2003-PWR2 A1	325,822	4.361%		6/11/41	320,854
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 A1	283,087	5.454%		10/15/48	284,602
Citigroup/Deutsche Bank Commercial Mortgage Trust	223,431	4.977%		12/11/49	222,232
CS First Boston Mortgage Securities Corp. Series 2001-CP4 A2	286,297	5.870%		12/15/35	286,265
CS First Boston Mortgage Securities Corp. Series 2003-CK2 A1	163,073	3.006%		3/15/36	160,609
CW Capital Cobalt Ltd.	350,000	5.174%		8/15/48	349,038
GE Capital Commercial Mortgage Corp. Series 2002-3A A1	183,031	4.229%		12/10/37	179,475
GE Capital Commercial Mortgage Corp. Series 2005-C1 A1	242,169	4.012%		6/10/48	238,173
JP Morgan Chase Commercial Mortgage Series 2005-LDP1 A1	265,526	4.116%		3/15/46	261,602
LB-UBS Commercial Mortgage Trust Series 2003-C1 A1	259,557	2.720%		3/15/27	255,294
LB-UBS Commercial Mortgage Trust Series 2006-C7 A1	287,885	5.279%		11/15/38	289,297
Merrill Lynch/Countrywide Commercial Mortgage Series 2006-2 A1	266,326	5.773%		6/12/46	268,877
					3,432,940
Whole Loan CMO - 4.31%
Countrywide Home Loans 2002-35 3A1	216,303	5.000%		2/25/18	214,291
Countrywide Home Loans 2006-10 1A10	313,387	5.850%		5/25/36	314,380
Countrywide Alternative Loan Trust 2005-73CB 1AB	235,804	5.500%		1/25/36	235,417
Residential Accredit Home Loans, Inc. 2003-QS18 A1	245,624	5.000%		9/25/18	241,018
Structured Adjustable Rate Mortgage Loan 2006-1 5A1	229,913	5.250%	+	2/25/36	228,647
Wells Fargo Mortgage Backed Securities 2005-9 1A1	194,414	4.750%		10/25/35	191,814
					1,425,567
U.S. Government Agency - 13.25%
Agency CMO - 11.00%
FNMA Series 2003-52 KR	242,723	3.500%		7/25/17	232,053
FNMA Series 2004-17 HA	223,719	3.000%		1/25/19	207,805
FNMA Series 2003-73 GA	363,756	3.500%		5/25/31	341,931
FNMA Series 2003-69 GJ	356,610	3.500%		12/25/31	339,112
FHLMC Series 2672 HA	357,682	4.000%		9/15/16	347,847
FHLMC Series 2627 BG	340,752	3.250%		6/15/17	323,221
FHLMC Series 2643 ME	368,059	3.500%		3/15/18	349,446
FHLMC Series 2866 TG	414,643	4.500%		7/15/27	411,445
FHLMC Series 2764 NL	240,553	3.250%		3/15/14	232,229
FHLMC Series 3056 AP	175,958	5.500%		1/15/27	176,429
FHLMC	368,738	6.000%		9/15/27	373,547
FHLMC Series 3074 BC	300,000	5.500%		10/15/35	303,349
					3,638,414
Pass Through - 2.25%
FNCI Pool 819379	500,080	4.000%		4/1/20	472,532
FNCN 254863	280,553	4.000%		8/1/13	272,842
					745,374
TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES
(Cost - $9,320,238)					9,242,295

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 31.96%
Banks - 10.92%
American Express Centurion	$ 430,000	4.375%		7/30/09	$ 424,921
Bank of America Corp.	100,000	7.800%		2/15/10	107,024
Bank One Corp.	625,000	2.625%		6/30/08	606,425
Capital One Financial Corp.	615,000	5.700%		9/15/11	620,462
Citigroup, Inc.	463,000	4.625%		8/3/10	458,032
First Union National Bank	250,000	5.800%		12/1/08	252,863
National City Bank	300,000	4.250%		1/29/10	293,385
Nationsbank Corp.	250,000	6.375%		2/15/08	251,514
Wachovia Corp.	250,000	4.375%		6/1/10	245,425
Wells Fargo & Co.	360,000	4.200%		1/15/10	353,246
					3,613,297
Electric - 6.45%
Con Edison Co. of New York	425,000	4.700%		6/15/09	421,867
Exelon Generation Co.	475,000	6.950%		6/15/11	500,634
Georgia Power Co.	450,000	5.540%	+	2/17/09	451,028
Northern States Power Co. (Wisconsin)	450,000	7.640%		10/1/08	464,420
Ohio Edison	300,000	4.000%		5/1/08	296,329
					2,134,278
Finance - 1.92%
Caterpillar Financial Services Corp.	250,000	5.410%	+	3/10/09	250,113
Caterpillar Financial Services Corp.	80,000	7.250%		9/15/09	83,819
General Electric Cap Corp.	100,000	8.500%		7/24/08	103,496
General Electric Cap Corp.	200,000	4.000%		6/15/09	195,954
					633,382
Insurance - 1.91%
New York Life Global Funding 144A	300,000	3.875%		1/15/09	293,804
Prudential Financial, Inc.	345,000	3.750%		5/1/08	339,391
					633,195
Investment Services - 7.78%
Bear Stearns Company, Inc.	740,000	2.875%		7/2/08	720,033
Goldman Sachs Group, Inc.	350,000	6.875%		1/15/11	370,398
Goldman Sachs Group, Inc.	75,000	4.500%		6/15/10	73,819
Lehman Brothers Holdings, Inc.	300,000	8.250%		6/15/07	300,971
Lehman Brothers Holdings, Inc.	150,000	7.875%		8/15/10	161,837
Merrill Lynch & Co., Inc.	325,000	4.831%		10/27/08	323,235
Merrill Lynch & Co., Inc.	100,000	4.790%		8/4/10	99,107
Morgan Stanley Dean Witter	500,000	10.000%		6/15/08	525,155
					2,574,555
Telecommunications - 0.94%
Bellsouth Corp.	300,000	6.000%		10/15/11	309,824

Yankee Banks - 2.04%
Credit Suisse FB USA, Inc.	310,000	4.700%		6/1/09	308,497
Deutsche Bank Financial, Inc.	350,000	7.500%		4/25/09	365,009
					673,506
TOTAL CORPORATE BONDS
(Cost - $10,593,682)					10,572,037

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
U.S. GOVERNMENT & AGENCIES - 3.04%
U.S. Government Agency - 2.43%
GNMA Series 2006-67	$ 297,931	3.947%		11/16/30	$ 289,835
GNMA 2007-04 Class A	224,126	4.206%		6/16/29	219,115
GNMA 2007-15 Class A	300,000	4.512%		10/16/28	295,501
					804,451
U.S. Treasury Obligations - 0.61%
U.S. Treasury Notes	200,000	4.750%		12/31/08	200,141

TOTAL U.S. GOVERNMENT & AGENCIES
(Cost - $1,003,697)					1,004,592
		Interest
	Shares	Rate
SHORT TERM INVESTMENT - 5.39%
Milestone Treasury Obligation Portfolio - Institutional Class	1,782,436	5.110%	+		1,782,436
(Cost - $1,782,436)					1,782,436

Total Investments - 99.53%
(Cost - $33,040,369)					32,919,571
Other assets less liabilities - 0.47%					155,242
NET ASSETS - 100.00%					$ 33,074,813

+ Variable rate security. Interest rate is as of April 30, 2007
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Corporate/Government Bond Fund

Message from the Sub-Adviser

SCM Advisors LLC

San Francisco, California

This is the semi-annual report for the Dunham Corporate/Government Bond Fund.

Spread volatility increased in the second half of the first calendar quarter due to global equity market declines and concerns about sub-prime lenders.  Fixed income volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE), increased 39.7%.  A slower economy and uncertainty as to the direction of interest rates created a challenging environment.

The manager left its 15% exposure to high yield bonds unchanged during the first calendar quarter.  Lower quality credits underperformed high quality credits as investors fled to quality in the second half of the first calendar quarter.  The manager’s exposure to sub-prime lenders remained limited during the quarter.  Generally, Seneca has a neutral outlook on high yield credits and expects to find opportunities in lower as well as higher quality high yield bonds as issuance remains high.

Seneca’s underweight to broker/dealers and banks relatively helped as these sectors were significantly affected by the concerns about sub-prime lenders.  The 5.5% Lehman Brothers (52517PF63) paper maturing in April 2016 advanced 3.17% in the first calendar quarter, adding value to portfolio performance on a relative and absolute basis.  Holdings in the energy and natural resources sector also benefited the portfolio.

Going forward, Seneca expects interest rates to remain stable, with the possibility of a decrease in rates in the second half of the year, depending on how much the economy slows and whether inflation remains under control.  A stable or decreasing interest rate environment generally creates a more favorable environment for fixed income securities.

Seneca Capital Management recently changed its name to SCM Advisors in an effort to rebrand the firm after the departure of Seneca’s founder, Gail Seneca, over a year ago.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    2.32%    One Year    6.26%    Annualized Since Inception (December 10, 2004)    2.98%

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

US Treasury Notes, 4.875%, 5/15/09

      12.74%

US Treasury Notes, 4.00%, 11/15/12

       8.45%

FNMA -TBA, 5.50%, 5/1/21

       6.40%

FNCL Series 256596, 5.00%, 2/1/37

       6.37%

FNCL Series 914024, 5.00%, 3/1/37

       5.89%

US Treasury Notes, 4.75%, 5/15/14

       5.40%

FNCL, 5.50%, 2/1/37

       4.58%

U.S Treasury Notes, 6.25%, 8/15/23

       4.48%

Realogy Corp., 7.50%, 10/15/16

   0.84%

Morgan Stanley Mortgage Loan Trust Series 2004-3 3A,

   6.00%, 4/25/34

       0.72%

*Based on portfolio market value as of April 30, 2007.

                 Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 27.73%
Aerospace / Defense - 0.34%
Armor Holdings, Inc.	$ 60,000	8.250%		8/15/13	$ 63,000
Esterline Technologies Corp.	15,000	7.750%		6/15/13	15,525
United Technologies Corp.	120,000	4.875%		5/1/15	116,635
					195,160
Automobiles - 0.40%
DaimlerChrysler NA Holding Corp.	110,000	5.750%		9/8/11	111,678
General Motors Acceptance Corp.	120,000	6.750%		12/1/14	118,338
					230,016
Banks - 2.06%
Bank of America Corp.	175,000	5.750%		8/15/16	178,851
Capital One Financial Corp.	115,000	6.150%		9/1/16	116,725
Citigroup, Inc.	141,763	5.000%		9/15/14	138,713
First Republic Bank	79,000	7.750%		9/15/12	86,900
HBOS PLC - 144A	100,000	6.413%	+	Perpetual	98,187
Lloyds TSB Group PLC-144A	105,000	6.267%	+	Perpetual	104,452
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	164,201
Santander Issuances - 144A	165,000	5.911%		6/20/16	170,642
Wells Fargo & Co.	140,000	5.125%		9/15/16	137,425
					1,196,096
Broadcasting / Cable TV - 0.96%
British Sky Broadcast Group PLC	105,000	8.200%		7/15/09	111,425
Charter Comm OPT LLC/CAP - 144A	90,000	8.375%		4/30/14	94,388
Comcast Corp.	75,000	5.850%		11/15/15	76,460
Comcast Corp.	65,000	6.450%		3/15/37	65,737
Echostar DBS Corp.	140,000	7.125%		2/1/16	145,775
Mediacom Broadband LLC	60,000	8.500%		10/15/15	62,400
					556,185
Building Materials - 0.33%
Mohawk Industries, Inc.	190,000	6.125%		1/15/16	192,084

Casino Services - 0.15%
OED/Diamond Jo	85,000	8.750%		4/15/12	84,575

Chemicals - 0.43%
Ineos Group Holdings PLC - 144A	50,000	8.500%		2/15/16	49,354
Momentive Performance Materials, Inc.- 144A	75,000	9.750%		12/1/14	79,313
Terra Capital, Inc. - 144A	35,000	7.000%		2/1/17	34,300
Tronox Worldwide Finance	80,000	9.500%		12/1/12	85,600
					248,567
Commercial Services - 0.10%
Mckesson HBOC, Inc.	60,000	5.250%		3/1/13	59,877

Construction Services - 0.80%
D. R. Horton, Inc.	128,264	7.500%		12/1/07	129,513
K Hovnanian Enterprises, Inc.	189,305	6.250%		1/15/15	171,794
Ply Gem Industries, Inc.	40,000	9.000%		2/15/12	36,100
Toll Corp.	123,628	8.250%		12/1/11	127,028
					464,435

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Containers - 0.59%
AEP Industries, Inc.	$ 65,000	7.875%		3/15/13	$ 66,788
Norampac, Inc.	55,000	6.750%		6/1/13	54,450
Owens-Brockway Glass Container, Inc.	215,763	8.875%		2/15/09	220,078
					341,316
Consulting Services - 0.11%
FTI Consulting, Inc.	60,000	7.750%		10/1/16	62,625

Diversified Financial Services - 0.69%
Hughes Network Systems	55,000	9.500%		4/15/14	57,887
Idearc, Inc. - 144A	85,000	8.000%		11/15/16	88,613
Merrill Lynch & Co., Inc.	110,000	6.110%		1/29/37	109,278
SMFG Preferred Capital, Ltd. -144A	145,000	6.078%	+	Perpetual	145,384
					401,162
Diversified Manufacturing - 0.10%
Trinity Industries, Inc.	55,000	6.500%		3/15/14	54,725

Electronics - 0.24%
L-3 Communications Corp.	85,000	5.875%		1/15/15	82,769
TXU Corp.	65,000	5.550%		11/15/14	58,321
					141,090
Electronic Components-Semiconductors- 0.08%
Freescale Semiconductor, Inc. - 144A	45,000	8.875%		12/15/14	45,056

Energy - 0.19%
Reliant Energy, Inc.	100,000	9.500%		7/15/13	108,000

Engineering & Construction - 0.08%
Dycom Industries, Inc.	45,000	8.125%		10/15/15	47,475

Entertainment - 0.13%
WMG Holdings Corp.	100,000	0.000%	^	12/15/14	76,000

Finance - 2.47%
American General Finance Corp.	385,000	4.000%		3/15/11	368,722
AMR Real Estate Ptr/Fin	75,000	7.125%		2/15/13	73,875
Dow Jones CDX HY - 144A	250,000	7.375%		6/29/11	257,188
E Trade Group, Inc.	70,000	7.375%		9/15/13	73,063
Ford Motor Credit Corp.	80,000	8.625%		11/1/10	81,899
General Electric Capital Corp.	185,000	4.875%		10/21/10	184,203
Goldman Sachs Group, Inc.	106,814	5.250%		10/15/13	106,195
International Lease Finance Corp.	60,000	5.625%		9/20/13	61,105
Lehman Brothers Holdings, Inc.	85,000	5.500%		4/4/16	85,108
MUFG Capital Finance	135,000	6.346%		Perpetual	137,881
					1,429,239
Financial - 0.56%
Genworth Global Funding	105,000	5.125%	+	3/15/11	105,093
Swiss Re Capital I LP - 144A	140,000	6.854%	+	Perpetual	146,167
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	72,352
					323,612
Food - 0.38%
Dean Foods Co.	132,000	8.150%		8/1/07	132,660
Pilgrim's Pride Corp.	85,000	8.375%		5/1/17	86,062
					218,722

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Forest Products & Paper - 0.17%
Weyerhaeuser Co.	$ 90,000	6.950%		8/1/17	$ 95,401

Hotels / Casinos - 0.37%
MGM Mirage	55,000	6.750%		9/1/12	55,069
MGM Mirage	40,000	6.625%		7/15/15	38,800
MGM Mirage	20,000	7.625%		1/15/17	20,400
Station Casinos, Inc.	95,000	7.750%		8/15/16	98,800
					213,069
Insurance - 2.70%
Chubb Corp.	100,000	6.375%		3/29/67	101,206
CNA Financial Corp.	210,000	6.500%		8/15/16	217,811
Everest Reinsurance Holdings, Inc.	80,000	6.600%	+	5/15/37	80,288
Genworth Financial, Inc. - Cl. A	65,000	6.150%		11/15/66	64,307
ING Groep NV	230,000	5.775%		Prepetual	229,139
Lincoln National Corp.	35,000	6.050%		4/20/67	34,613
Loews Corp.	120,000	5.250%		3/15/16	117,826
Metlife, Inc.	200,000	6.400%		12/15/36	199,613
Protective Life Corp.	130,000	5.440%	+	1/14/08	130,093
Protective Life Corp.	316,102	4.000%		4/1/11	304,650
UnumProvident Finance Co. - 144A	80,000	6.850%		11/15/15	83,619
					1,563,165
Investment Companies - 0.14%
Xstrata Finance Canada, Ltd. - 144A	80,000	5.800%		11/15/16	80,463

Medical - 1.15%
Amgen, Inc.	159,000	4.850%		11/18/14	154,276
Fresenius Medical Cap Trust II	171	78.750%		2/1/08	173,351
HCA , Inc. - 144A	80,000	9.250%		11/15/16	87,200
Omnicare, Inc.	25,000	6.875%		12/15/15	24,906
Teva Pharmaceutical Finance LLC	120,000	6.150%		2/1/36	116,925
Wyeth	107,000	5.500%		3/15/13	108,221
					664,879
Metals - 0.21%
Gibraltar Industries, Inc.	120,000	8.000%	+	12/1/15	120,900

Mining - 0.18%
Arch Western Finance	75,000	6.750%		7/1/13	74,438
PNA Group, Inc. - 144A	25,000	10.750%		9/1/16	27,500
					101,938
Multimedia - 0.56%
Time Warner, Inc.	55,000	5.875%		11/15/16	55,377
Time Warner, Inc. - 144A	215,000	5.850%		5/1/17	216,291
Time Warner, Inc.	55,000	6.500%		11/15/36	55,041
					326,709
Oil - 1.77%
Apache Corp.	125,000	6.000%		1/15/37	125,856
Canadian Natural Resoucres, Ltd.	155,000	6.500%		2/15/37	159,465
Chesapeake Energy Corp.	125,000	6.625%		1/15/16	126,875
ConocoPhillips Canada Funding Co.	145,000	5.625%		10/15/16	148,139
Kinder Morgan Energy Partners, L.P.	106,131	7.300%		8/15/33	115,893
Plains Exploration & Production Co.	30,000	7.000%		3/15/17	30,037
Seitel, Inc. - 144A	55,000	9.750%		2/15/14	55,962
Shell International Finance	90,000	5.625%		6/27/11	92,295

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Oil - 1.77% (continued)
Trans-Canada Pipelines	$ 110,000	5.850%		3/15/36	$ 107,976
Trans-Canada Pipelines	65,000	6.350%	+	5/15/67	64,884
					1,027,382
Paper / Paper Products - 0.34%
Celulosa Arauco Y Constitucion	135,000	5.625%		4/20/15	133,422
Exopac Holdings Corp.	60,000	11.250%		2/1/14	64,950
					198,372
Physical Practice Management - 0.14%
US Oncology, Inc.	70,000	10.750%		8/15/14	78,225

Pipelines - 0.54%
Atlas Pipeline Partners	75,000	8.125%		12/15/15	78,000
Enbridge Energy Partners	60,000	5.875%		12/15/16	60,368
Holly Energy Partners, L.P.	60,000	6.250%		3/1/15	57,600
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	55,066
Semgroup LP - 144A	60,000	8.750%		11/15/15	61,950
					312,984
Printing - 0.19%
R. R. Donnelley & Sons Co.	55,000	5.625%		1/15/12	55,118
R. R. Donnelley & Sons Co.	55,000	6.125%		1/15/17	54,775
					109,893
Publishing - 0.14%
Primedia, Inc.	20,000	8.875%		5/15/11	20,600
Primedia, Inc.	60,000	8.000%		5/15/13	62,400
					83,000
Recreational - 0.11%
K2 Inc.	60,000	7.375%		7/1/14	63,300

REITS-Apartments - 0.34%
Archstone Communities	130,000	5.750%		3/15/16	132,097
Avalonbay Communities	65,000	5.750%		9/15/16	65,874
					197,971
REITS-Health Care - 0.09%
Ventas Realty LP/Capital Corp.	20,000	9.000%		5/1/12	22,450
Ventas Realty LP/Capital Corp.	30,000	6.750%		4/1/17	30,750
					53,200
REITS-Hotels - 0.18%
Felcor Lodging LP - 144A	45,000	7.275%	+	12/1/11	45,450
Host Marriott LP	60,000	6.375%		3/15/15	60,225
					105,675
REITS-Regional Malls - 0.18%
Simon Property Group LP	105,000	5.600%		9/1/11	106,682

Real Estate - 1.41%
Colonial Realty LP	90,000	6.050%		9/1/16	92,066
Duke Realty LP	35,000	5.625%		8/15/11	35,447
Realogy Corp.- 144A	515,000	7.500%		10/15/16	515,000
Westfield Group LP- 144A	175,000	5.700%		10/1/16	177,022
					819,535

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Real Estate / REIT's - 1.51%
ERP Operating LP	$ 110,000	5.375%		8/1/16	$ 109,427
Merrill Lynch Mortgage Trust	450,000	4.556%		5/12/43	442,387
Residential Capital Corp.	85,000	6.725%	+	6/29/07	85,070
Residential Capital Corp.	130,000	6.375%		6/30/10	130,348
Residential Capital Corp.	110,000	6.500%		4/17/13	109,942
					877,174
Rental Auto/Equipment - 0.28%
Avis Buget Car Rental -144A	100,000	7.750%		5/15/16	102,250
Hertz Corp.	55,000	8.875%		1/1/14	59,263
					161,513
Retail-Discount Store - 0.18%
Costco Wholesale Corp.	105,000	5.500%		3/15/17	105,940

Retail-Regional Department Store - 0.11%
Bon-Ton Department Stores, Inc.	60,000	10.250%		3/15/14	64,950

Retail - Food - 0.13%
Stater Bros. Holdings, Inc.	60,000	8.855%	+	6/15/10	60,675
Stater Bros. Holdings, Inc.	15,000	8.125%		6/15/12	15,450
					76,125
Retail-Propane Distribution - 0.09%
Ferrellgas LP/Finance	55,000	6.750%		5/1/14	54,588

Semiconductors - 0.10%
Avago Technologies Finance	55,000	10.125%	+	12/1/13	60,088

Software - 0.16%
Intuit, Inc.	95,000	5.750%		3/15/17	94,077

Technology - 0.60%
Cisco Systems, Inc.	275,000	5.500%		2/22/16	276,500
Fisher Scientific International, Inc.	70,000	6.125%		7/1/15	70,234
					346,734
Telecommunications - 1.17%
AT&T Wireless Services, Inc.	60,000	8.750%		3/1/31	78,507
Bellsouth Corp.	60,000	5.460%	+	8/15/08	60,038
Intelsat Bermuda Ltd.	45,000	8.250%		1/15/13	46,800
Intelsat Bermuda Ltd.	85,000	8.625%		1/15/15	90,844
Qwest Communications International, Inc.	45,000	7.500%		2/15/14	46,462
Qwest Corp.	105,000	8.875%	+	3/15/12	116,025
Sprint Nextel Corp.	70,000	6.000%		12/1/16	68,699
Stratos Global Corp.	50,000	9.875%		2/15/13	54,125
Telcordia Technologies, Inc. - 144A	30,000	10.000%		3/15/13	28,350
Telecom Italia Capital	95,000	5.250%		10/1/15	91,311
					681,161
Tobacco - 0.33%
RJ Reynolds Tobacco Holdings, Inc.	45,000	6.500%		7/15/10	46,331
RJ Reynolds Tobacco Holdings, Inc.	50,000	7.300%		7/15/15	53,388
RJ Reynolds Tobacco Holdings, Inc.	80,000	7.750%		6/1/18	88,807
					188,526

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Transportation - 0.63%
Burlington Northern Santa Fe Corp.	$ 95,000	6.150%		5/1/37	$ 95,772
Canadian National Railway Co.	85,000	6.200%		6/1/36	87,869
CHC Helicopter Corp.	65,000	7.375%		5/1/14	63,538
Gulfmark Offshore, Inc.	115,000	7.750%		7/15/14	117,587
					364,766
Utilities - 0.34%
Con Edison Co. of New York	80,000	5.850%		3/15/36	80,171
Midamerican Energy Holdings	120,000	5.800%		10/15/36	118,924
					199,095
TOTAL CORPORATE NOTES & BONDS
(Cost - $15,974,472)					16,073,497

MORTGAGE BACKED SECURITIES - 3.28%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	60,141	7.109%		11/15/31	60,543
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	47,273	8.000%		8/25/34	49,773
FHARM Pool 781192	110,797	5.521%	+	2/1/34	112,073
FN Pool 792454	246,135	4.500%		11/1/19	238,704
FNARM Pool 724178	128,977	5.299%	+	7/1/33	130,320
FNARM Pool 739151	75,345	5.199%	+	9/1/33	76,224
FNARM Pool 776324	114,243	5.539%	+	4/1/34	115,406
Master Alternative Loans Trust Series 2003-7 5A1	110,311	6.250%		11/25/33	111,518
Master Alternative Loans Trust Series 2004-1 3A1	86,304	7.000%		1/25/34	88,327
Master Alternative Loans Trust Series 2004-5 6A1	58,065	7.000%		6/25/34	60,026
Master Alternative Loans Trust Series 2004-6 6A1	325,605	6.500%		7/25/34	330,337
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	357,675	6.000%		4/25/34	357,843
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	161,662	8.500%		12/25/31	169,854
					1,900,948
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $1,911,343)					1,900,948

U.S. GOVERNMENT AND AGENCIES - 58.54%
U.S. Government Agency - 25.70%
FGLMC	142,614	7.000%		1/1/33	148,216
FHLMC FHR 2503B	83,495	5.500%		9/15/17	84,250
FHLMC FHR 2764HW	212,486	5.000%		3/15/19	209,269
FNCL	4,040,672	5.000%		2/1/37	3,905,030
FNCL	2,840,583	5.500%		2/1/37	2,809,015
FNCL	3,735,383	5.000%		3/1/37	3,608,657
FNMA	226,737	4.500%		1/1/35	213,305
FNMA - TBA	3,915,000	5.500%		5/1/21	3,919,893
					14,897,635
U.S. Treasury Obligations - 32.84%
U.S. Treasury Notes	7,765,000	4.875%		5/15/09	7,805,642
U.S. Treasury Notes	5,308,000	4.000%		11/15/12	5,178,824
U.S. Treasury Notes	3,275,000	4.750%		5/15/14	3,310,180
U.S. Treasury Notes	2,380,000	6.250%		8/15/23	2,744,252
					19,038,898
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $33,826,223)					33,936,533

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2007
	Principal	Interest		Maturity	Market
	Amount	Rate		Date	Value
SHORT TERM INVESTMENTS - 16.18%
Federal Home Loan Bank Discount Note	$ 5,500,000	0.000%		5/1/07	$ 5,500,000
Federal National Mortgage	3,900,000	0.000%		6/6/07	3,879,837

TOTAL SHORT TERM INVESTMENTS
(Cost - $9,379,837)					9,379,837

Total Investments - 105.73%
(Cost - $61,091,874)					61,290,815
Other assets less liabilities - (5.73)%					(3,317,243)
NET ASSETS - 100.00%					$ 57,973,572

+ Variable rate security. Interest rate is as of April 30, 2007
^Step Coupon Rate
TBA- When-issued security
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham High-Yield Bond Fund

Message from the Sub-Adviser

PENN Capital Management Company, Inc.

Cherry Hill, New Jersey

This is the semi-annual report for the Dunham High Yield Bond Fund.

The first quarter of 2007 started pretty much like 2006 ended with lower quality bonds significantly outperforming higher quality high yield bonds.  Recent headlines caused by concerns about the sub-prime industry prompted investors to look for higher quality issues.  Concerns about sub-primes and the recent equity setback have changed the environment in favor of our manager’s strategy.

BB- and B-rated bonds, as measured by the Merrill Lynch High Yield BB/B index, have outperformed CCC and lower rated bonds in March by over 20 basis points.  Penn’s superior issue selection added value in the last month of the quarter as the manager outperformed the broad Merrill Lynch High Yield Cash Pay Index by over 40 basis points.

The high yield market has seen good liquidity in recent months with many new issues coming to the market.  The investors’ high risk tolerance up until the last few months led to a borrower’s market characterized by less strict covenants and tight spreads as mainly retail investors were reaching for yield.  While the recent increase in volatility and concerns about sup-primes led to a spread widening most significantly in lower quality bonds, investor sentiment will most likely not change permanently in 2007 according to the manager.

The manager’s exposure to the gaming industry continues to contribute positively to portfolio performance.  Isle of Capri Casinos (464592AG9) returned close to 2% after a return of close to 8% in the fourth quarter of 2006.  The portfolio’s shorter duration compared to the benchmark hurt performance in the first quarter of 2007.  The duration of the portfolio, is however merely an outcome of the manager’s bottom-up issue selection rather than an active bet.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    5.59%    One Year     8.48%    Annualized Since Inception (July 1, 2005)    6.59%

The Merrill Lynch High-Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market.  Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Dow Jones CDX HY-144A, 8.00%, 12/29/11

  4.71%

Freeport-McMoran Copper & Gold, Inc., 8.375%, 4/1/17

      1.74%

General Motors Acceptance Corp., 6.875%, 8/28/12

      1.69%

Charter Communications Operating Capital

  SR NTS –  144A, 8.375%, 4/30/14

      1.69%

Aquila, Inc. 14.875%, 7/1/12

  1.59%

NRG Energy, Inc., 7.375%, 2/1/16

  1.55%

Orion Power Holdings, Inc., 12.00%, 5/1/10

  1.53%

Cincinnati Bell, Inc., 8.375%, 1/15/14

  1.42%

HCA  - 144A, 9.25%, 11/15/16

  1.37%

Ford Motor Credit Co., 7.00%, 10/1/13

  1.31%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 91.33%
Airlines - 0.70%
American Airlines, Inc.	$ 290,000	8.608%		4/1/11	$ 307,037

Apparel - 3.73%
Payless ShoeSource, Inc.	505,000	8.250%		8/1/13	531,512
Perry Ellis International, Inc.	430,000	8.875%		9/15/13	445,050
Phillips Van-Heusen	115,000	7.250%		2/15/11	117,875
Phillips Van-Heusen	120,000	7.750%		11/15/23	127,200
Rafealla Apparel Group, Inc.	410,000	11.250%		6/15/11	418,200
					1,639,837
Auto Parts & Equipment - 0.34%
American Axle & Manufacturing, Inc.	150,000	7.875%		3/1/17	150,375

Broadcasting - 0.86%
Sinclair Broadcast Group, Inc.	365,000	8.000%		3/15/12	378,688

Cable Television - 3.56%
Charter Communications Operating Capital SR NTS - 144A	700,000	8.375%		4/30/14	734,125
CSC Holdings, Inc.	190,000	8.125%		7/15/09	197,600
General Cable Corp. -144A	140,000	7.125%		4/1/17	142,100
Mediacom LLC Capital Corp.	475,000	9.500%		1/15/13	490,438
					1,564,263
Casinos - 5.52%
Isle of Capri Casinos, Inc.	230,000	7.000%		3/1/14	226,550
Majestic Star Casino LLC	510,000	9.500%		10/15/10	536,775
MTR Gaming Group, Inc.	355,000	9.750%		4/1/10	372,750
OED Corp./Diamond Jo	275,000	8.750%		4/15/12	273,625
Pinnacle Entertainment, Inc.	450,000	8.250%		3/15/12	462,375
Trump Entertainment Resorts, Inc.	385,000	8.500%		6/1/15	387,406
Virgin River Casino Corp.	160,000	9.000%	+	1/15/12	167,200
					2,426,681
Chemicals - 0.86%
Lyondell Chemical Company	355,000	8.250%		9/15/16	379,850

Commericial Services - 3.68%
ACE CASH EXPRESS, Inc. - 144A	280,000	10.250%		10/1/14	289,100
Aramark Corp. Cl. B-144A	355,000	8.500%		2/1/15	371,419
Education Management, LLC	160,000	8.750%		6/1/14	169,200
NCO Group, Inc. - 144A	225,000	10.230%	+	11/15/13	225,000
Rental SVC Corp.-144A	355,000	9.500%		12/1/14	377,187
Stewart Enterprizes	190,000	6.250%		2/15/13	186,675
					1,618,581
Computers - 0.90%
Sensus Metering Systems	105,000	8.625%		12/15/13	107,100
Sungard Data Systems, Inc.	270,000	9.125%		8/15/13	289,575
					396,675
Construction - 0.67%
U.S. Concrete, Inc.	290,000	8.375%		4/1/14	295,438

Cosmetics - 0.79%
Elizabeth Arden, Inc.	340,000	7.750%		1/15/14	348,500

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Diversified Manufacturing - 2.61%
Belden CDT, Inc. - 144A	$ 70,000	7.000%		3/15/17	$ 71,592
Bombardier, Inc.- 144A	465,000	6.300%		5/1/14	448,725
Coleman Cable, Inc. - 144A	145,000	9.875%		10/1/12	151,888
Coleman Cable, Inc.	280,000	9.875%		10/1/12	293,300
RBS Global Inc. & Rexnord Corp.	170,000	9.500%		8/1/14	181,900
					1,147,405
Electric - 5.12%
Mirant North America LLC	290,000	7.375%		12/31/13	306,675
NRG Energy, Inc.	645,000	7.375%		2/1/16	669,994
Reliant Energy, Inc.	160,000	9.250%		7/15/10	167,800
Reliant Energy, Inc.	185,000	9.500%		7/15/13	199,800
Superior Essex Communications, LLC	475,000	9.000%		4/15/12	494,000
Verasun Energy Corp.	390,000	9.875%		12/15/12	411,450
					2,249,719
Electronics - 0.69%
Itron, Inc.	295,000	7.750%		5/15/12	301,269

Energy - 2.94%
Dynegy Holdings, Inc.	530,000	8.375%		5/1/16	558,487
Markwest Energy	65,000	8.500%		7/15/16	68,250
Orion Power Holdings, Inc.	575,000	12.000%		5/1/10	664,125
					1,290,862
Finance - Auto Loans - 1.74%
Ford Motor Credit Co.	600,000	7.000%		10/1/13	567,356
Ford Motor Credit Co.	200,000	8.000%		12/15/16	195,595
					762,951
Financial Services - 13.77%
Advanta Capital Trust I	240,000	8.990%		12/17/26	241,200
AMR Real Estate Finance Corp.	235,000	8.125%		6/1/12	239,700
Bluewater Finance Ltd.	310,000	10.250%		2/15/12	323,175
Cardtronics, Inc.	185,000	9.250%		8/15/13	195,637
Dow Jones CDX HY - 144A	2,000,000	8.000%		12/29/11	2,043,600
Galaxy Entertainment Galent - 144A	175,000	9.875%		12/15/12	191,625
General Motors Acceptance Corp.	735,000	6.875%		8/28/12	734,485
General Motors Acceptance Corp.	610,000	7.700%		4/15/16	564,250
General Motors Acceptance Corp.	505,000	8.000%		11/1/31	542,034
KAR Holdings, Inc. - 144A	320,000	8.750%		5/1/14	328,800
PGS Solutions, Inc. - 144A	220,000	9.625%		2/15/15	223,525
Williams Cos., Inc.	400,000	7.500%		1/15/31	424,000
					6,052,031
Forest Products & Paper - 0.70%
Domtar, Inc.	300,000	7.125%		8/15/15	305,625

Healthcare - 3.62%
Advanced Medical Optics, Inc.-144A	280,000	7.500%		5/1/17	288,400
Cooper Cos. Inc.-144A	135,000	7.125%		2/15/15	137,700
DaVita, Inc.	140,000	7.250%		3/15/15	143,150
HCA - 144A	545,000	9.250%		11/15/16	594,050
Iasis Healthcare	300,000	8.750%		6/15/14	310,875
Invacare Corp. - 144A	115,000	9.750%		2/15/15	117,013
					1,591,188
Hotels - 0.50%
Gaylord Entertainment Co.	220,000	6.750%		11/15/14	218,350

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Household Products - 1.32%
Jarden Corp.	$ 290,000	7.500%		5/1/17	$ 296,888
Prestige Brands, Inc.	135,000	9.250%		4/15/12	139,725
Yankee Acquisition Corp. - 144A	140,000	8.500%		2/15/15	143,675
					580,288
Housewares - 0.40%
Libbey Glass, Inc.	160,000	12.348%	+	6/1/11	176,000

Leisure - 0.58%
Festival Fun Parks LLC	245,000	10.875%		4/15/14	252,656

Medical Services - 1.75%
Sun Healthcare Group, Inc. - 144A	355,000	9.125%		4/15/15	369,200
Team Health, Inc.	210,000	11.250%		12/1/13	223,650
Universal Hospital Services, Inc.	165,000	10.125%		11/1/11	176,772
					769,622
Mining - 2.21%
Freeport-McMoran Copper & Gold, Inc.	70,000	8.250%		4/1/15	75,688
Freeport-McMoran Copper & Gold, Inc.	690,000	8.375%		4/1/17	754,687
Novelis, Inc.	133,000	7.250%		2/15/15	140,149
					970,524
Oil & Gas - 5.92%
Allis-Chalmers Energy, Inc.	135,000	9.000%		1/15/14	139,050
Allis-Chalmers Energy, Inc.	150,000	8.500%		3/1/17	150,750
Aquila, Inc.	530,000	14.875%		7/1/12	690,325
Comstock Resources, Inc.	435,000	6.875%		3/1/12	425,212
Hanover Compressor Co.	200,000	9.000%		6/1/14	216,000
Mariner Energy, Inc.	325,000	7.500%		4/15/13	322,563
Petrohawk Energy Corp.	350,000	9.125%		7/15/13	374,937
SemGroup LP - 144A	275,000	8.750%		11/15/15	283,938
					2,602,775
Pharmaceuticals - 1.76%
Angiotech Pharmaceuticals - 144A	235,000	9.110%	+	12/1/13	240,875
Omnicare, Inc.	300,000	6.875%		12/15/15	298,875
Omnicare, Inc.	280,000	3.250%		12/15/35	232,400
					772,150
Printing Services - 0.51%
Cenveo Corp.	225,000	7.875%		12/1/13	225,562

Restaurants - 1.29%
Carrols Corp.	245,000	9.000%		1/15/13	253,575
NPC International, Inc.	160,000	9.500%		5/1/14	168,000
O'Charleys, Inc.	135,000	9.000%		11/1/13	143,775
					565,350
Real Estate Manamgement - 0.29%
Realogy Corp. - 144A	125,000	10.500%		4/15/14	125,156

REIT - Mortgage - 0.46%
Thornburg Mortgage, Inc.	205,000	8.000%		5/15/13	203,975

Retail - Apparel - 1.35%
Bon-Ton Department Stores, Inc.	130,000	10.250%		3/15/14	140,725
Brown Shoe Company, Inc.	425,000	8.750%		5/1/12	450,500
					591,225
See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Retail - Computer Equipment - 0.59%
GSC Holdings Corp.	$ 245,000	8.000%		10/1/12	$ 261,231

Retail - Convenience Store - 0.45%
Pantry, Inc.	195,000	7.750%		2/15/14	196,463

Retail - Drug Store - 0.44%
Rite Aid Corp.	195,000	7.500%		3/1/17	194,513

Semiconductors - 0.49%
Conexant Systems, Inc.	210,000	9.110%	+	11/15/10	216,300

Steel - 0.86%
AK Steel Corp.	365,000	7.750%		6/15/12	376,862

Storage - 1.20%
Mobile Services Group, Inc. - 144A	235,000	9.750%		8/1/14	254,975
Owens- Illinois, Inc.	265,000	7.500%		5/15/10	271,625
					526,600
Telecommunications - 5.85%
American Cellular Corp.	52,000	10.000%		8/1/11	54,925
American Towers, Inc.	180,000	7.250%		12/1/11	187,200
Broadview Networks Holdings, Inc. - 144A	180,000	11.375%		9/1/12	192,600
Centennial Communications Corp.	525,000	8.125%		2/1/14	544,031
iPCS, Inc. - 144A	215,000	7.480%		5/1/13	216,075
McLeodUSA, Inc. - 144A	265,000	10.500%		10/1/11	279,575
Millicom International Cellular SA	350,000	10.000%		12/1/13	384,125
Nortel Networks Ltd. - 144A	215,000	10.125%		7/15/13	237,038
Rogers Wireless, Inc.	265,000	6.375%		3/1/14	273,612
Windstream Corp.	110,000	8.125%		8/1/13	119,350
Windstream Corp.	75,000	8.625%		8/1/16	82,313
					2,570,844
Telephone - 7.51%
Cincinnati Bell, Inc.	600,000	8.375%		1/15/14	614,250
Eschelon Operating Co.	235,000	8.375%		3/15/10	227,069
GC Impsat Holdings I PLC - 144A	200,000	9.875%		2/15/17	207,000
GCI, Inc.	385,000	7.250%		2/15/14	385,000
Global Crossing UK Finance PLC	235,000	10.750%		12/15/14	256,737
Insight Midwest/Insight Cap	41,000	9.750%		10/1/09	41,666
Insight Midwest/Insight Cap	13,000	9.750%		10/1/09	13,211
Level 3 Financing, Inc.	270,000	12.250%		3/15/13	315,563
NTL Cable PLC	215,000	8.750%		4/15/14	225,750
Qwest Capital Funding, Inc.	195,000	7.000%		8/3/09	198,169
Qwest Communications International, Inc.	380,000	7.500%		2/15/14	392,350
Syniverse Technologies	230,000	7.750%		8/15/13	225,400
Time Warner Telecom Holdings, Inc.	185,000	9.250%		2/15/14	198,875
					3,301,040
Theaters - 0.51%
AMC Entertainment, Inc.	210,000	8.625%		8/15/12	223,650

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Transportation - 1.78%
Greenbrier Cos., Inc.	$ 125,000	8.375%		5/15/15	$ 123,750
Kansas City Southern Mex - 144A	380,000	7.625%		12/1/13	386,650
TFM SA de CV SR NTS	250,000	9.375%		5/1/12	270,000
					780,400
Vitamins & Nutrition - 0.51%
NBTY, Inc.	220,000	7.125%		10/1/15	222,750

TOTAL CORPORATE BONDS
(Cost - $39,458,751)					40,131,261

		Dividend			Market
CONVERTIBLE PREFERRED STOCK - 1.19%	Shares	Rate			Value
REITS - Hotels - 0.43%
FelCor Lodging Trust, Inc.	7,450	8.000%			187,665

Telecommunications - 0.76%
Lucent Technologies Capital Trust I	320	7.750%			332,600

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $502,535)					520,265

SHORT TERM INVESTMENTS - 6.17%
Milestone Treasury Obligation Portfolio - Institutional Class	529,745	5.110%	+		529,745
Bank of New York Hamilton Fund Premier Class	2,182,939	4.930%	+		2,182,939
TOTAL SHORT TERM INVESTMENTS
(Cost - $2,712,684)					2,712,684

Total Investments - 98.69%
(Cost - $42,673,970)					43,364,210
Other assets less liabilities - 1.31%					578,557
NET ASSETS - 100.00%					$ 43,942,767
____________
+ Variable rate security. Interest rate shown is as of April 30, 2007.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Appreciation & Income Fund

Message from the Sub-Adviser

Calamos Advisers, LLC

Naperville, Illinois

This is the semi-annual report for the Dunham Appreciation & Income Fund.

Overall Calamos performed in line with its benchmark, the Merrill Lynch Convertibles ex Mandatory Index, since the annual report dated October 31, 2006.  After trailing the benchmark in the first two months of 2007, the manager caught up in March as lower quality converts started to drag on benchmark performance and the manager’s underweight in these more speculative issues paid off.

Positively contributing to portfolio performance was issue selection in financials and consumer discretionary. The slight overweight in security selection in industrials added additional value to the portfolio.  Standing out was Franklin Resources, Inc. (BEN), an investment advisory services provider.  Even though the holding was not spared a setback in the wake of global equity market declines and concerns about financials due to the headlines of sub-prime lenders, the position managed to post a return of over 9% in the first calendar quarter.

Athletic footwear manufacturer Nike, Inc. (NKE) posted a return of over 9% year-to-date after news of increasing profits and a gain in market share of its iPod-compatible running shoes.

The 6.375% Metlife convertible preferred (59156RAP3) contributed positively to portfolio performance in since October 31, 2006.  The issue maturing in August 2008 currently trades at a low conversion premium of 7.31%, allowing the holding to participate in the upside of the preferred stock while providing downside protection through the bond feature.

The portfolio’s average conversion premium remains very low at 9.4%, while the benchmark is at 22.2%.  The portfolio therefore is more sensitive to equity market movements than its benchmark, especially since the portfolio contains a 50% allocation to mid-large cap growth oriented equities.

Calamos reduced it allocation to industrials from 12% to 10% to reposition the portfolio.  The manager has started to increase its positions in financials, consumer discretionary and information technology.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    6.60%    One Year    6.68%    Annualized Since Inception (December 10, 2004)    8.15%

The Merrill Lynch Convertibles ex Mandatories Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Apple Computer, Inc..

3.90%

Metlife, Inc. Convertible.

3.04%

Coach, Inc.

2.95%

Walt Disney Co., 2.125%, 4/15/23...

2.83%

Apogent Technologies, Inc, 4.14%, 12/15/33.

2.77%

Franklin Resources, Inc.

2.68%

Schering Plough Corp.

2.59%

FEI Co, 0.00+%, 6/15/23.

2.48%

Loews Corp.

2.44%

Hewlett-Packard Co

2.40%

+ Adjustable Rate Security

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
April 30, 2007

					Market
Security				Shares	Value
COMMON STOCK - 47.69%
Apparel - 5.17%
Coach, Inc.*				17,000	$ 830,110
Nike, Inc. - Class B				11,500	619,390
					1,449,500
Beverages - 2.05%
Coca-Cola Co.				11,000	574,090

Cable TV - 2.30%
The DIRECTTV Group*				27,000	643,680

Computers - 6.31%
Apple, Inc.*				11,000	1,097,800
Hewlett-Packard Co.				16,000	674,240
					1,772,040
Electronics - 2.28%
Garmin, Ltd.				11,000	640,090

Hotels - 1.94%
Marriott International, Inc. - Cl. A				12,000	542,520

Insurance - 6.23%
American Financial Group, Inc.				15,000	529,050
Lincoln National Corp.				7,500	533,625
Loews Corp.				14,500	686,140
					1,748,815
Investment Services - 4.24%
Edwards (AG), Inc.				6,000	434,700
Franklin Resources, Inc.				5,750	755,032
					1,189,732
Media - 0.94%
News Corp., Inc. - Cl. B				11,000	264,000

Oil & Gas - 3.98%
FMC Technologies, Inc.*				8,500	602,480
Diamond Offshore Drilling, Inc.				6,000	513,600
					1,116,080
Pharmaceuticals - 2.60%
Schering Plough Corp.				23,000	729,790

Retail - Regional Department Store - 2.11%
Kohls Corp.*				8,000	592,320

Software - 5.73%
BMC Software, Inc.*				14,000	453,180
Infosys Technologies Ltd. - ADR				12,000	628,200
Oracle Corp.*				28,000	526,400
					1,607,780
Telecommunications - 1.81%
Cisco Systems, Inc.*				19,000	508,060

TOTAL COMMON STOCK
(Cost - $10,902,030)					13,378,497

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
April 30, 2007

		Dividend			Market
Security	Shares	Rate			Value
PREFERRED STOCK - 6.81%
Auto Manufacturers - 1.80%
General Motors Corp. Convertible*	22,000	6.250%			$ 506,000

Diversified Financial Services - 1.96%
Citigroup Fund Convertible	16,500	5.020%	+		548,625

Insurance - 3.05%
Metlife, Inc. Convertible	26,000	6.375%			854,750

TOTAL PREFERRED STOCK
(Cost - $1,757,718)					1,909,375

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 40.81%
Advertising - 2.02%
Omnicom Group, Inc.	$ 550,000	0.000%		7/31/32	565,125

Aerospace & Defense - 2.14%
Lockheed Martin Corp.	440,000	5.110%	+	8/15/33	600,367

Computers - 2.19%
EMC Corp.	550,000	1.750%	+	12/1/11	615,312

Consulting - 2.14%
FTI Consulting, Inc.	435,000	3.750%		7/15/12	599,756

Diversified Manufacturing - 4.26%
Danahar Corp.	530,000	0.000%		1/22/21	553,188
Roper Industries, Inc.	900,000	1.481%	+	1/15/34	642,375
					1,195,563
Electronics - 2.48%
FEI Co.	500,000	0.000%	+	6/15/23	697,500

Insurance - 2.08%
Prudential Financial, Inc.	550,000	2.600%		11/15/35	583,374

Medical - 6.65%
Affymetrix, Inc.	480,000	0.750%		12/15/33	510,000
Apogent Technologies, Inc.	420,000	4.104%	+	12/15/33	780,297
Integra LifeSciences Holdings Corp.	420,000	2.500%		3/15/08	574,875
					1,865,172
Multimedia - 2.84%
Disney (Walt) Co.	650,000	2.125%		4/15/23	794,625

Oil & Gas - 2.09%
Cameron International Corp.	510,000	2.500%		6/15/26	587,775

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
April 30, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Pharmaceuticals - 5.92%
Gilead Sciences, Inc.	$ 515,000	0.624%		5/1/13	$ 613,494
Medicis Pharmaceutical Corp.	500,000	1.500%		6/4/33	499,375
Sepracor, Inc.	540,000	0.000%	+	10/15/24	546,075
					1,658,944
Semiconductor - 3.97%
Amkor Technology, Inc.	475,000	2.500%		5/15/11	568,813
ON Semiconductor Corp.	450,000	0.000%		4/15/24	545,625
					1,114,438
Telecommunications - 2.03%
Qwest Communications, Inc.	350,000	3.500%		11/15/2025	570,062

TOTAL CONVERTIBLE BONDS
(Cost - $10,529,175)					11,448,013

SHORT TERM INVESTMENTS - 4.95%	Shares
Milestone Treasury Obligation Portfolio- Institutional Class	1,389,089	5.110%	+		1,389,089
TOTAL SHORT TERM INVESTMENTS
(Cost - $1,389,089)					1,389,089

Total Investments - 100.29%
(Cost - $24,578,012)					28,124,974
Other assets less liabilities - (0.29)%					(82,705)
NET ASSETS - 100.00%					$ 28,042,269

*Non-income producing security
+Variable rate security. Interest rate shown is as of April 30, 2007

See accompanying notes to financial statements.

Dunham Large Cap Value Fund

Message from the Sub-Adviser

C.S. McKee, L.P.

Pittsburgh, Pennsylvania

This is the semi-annual report for the Dunham Large Cap Value Fund.

After a dominating outperformance in 2006, large cap value stocks continued to outperform large cap growth stocks, posting a return of 1.24% in the first quarter of 2007.  9 out of 12 sectors in the Russell 1000 Value Index posted positive returns.  Other energy led, posting a return just shy of 12%, followed by materials around 10%.  Financials were among the negative returns, down about 3%, which can partially be attributed to the sub-prime market hiccup this past March.

The manager’s stock picking skills contributed positively to portfolio performance through April.  Utilities were led by Public Service Enterprise Group Inc. (PEG), a company specializing in generating, transmitting, and distributing electricity and producing natural gas in New Jersey.  PEG outperformed by almost 20%, with a return of 24.95% while the sector benchmark posted a return of 6.45% in the first calendar quarter.  Another big contributor was Marathon Oil Corporation (MRO).  While the position was trimmed back as it approached its target price, the company’s fundamentals are still sound and C.S.McKee still believes strongly in this holding.  Unfortunately, some of C.S. McKee’s best picks contributed little to the portfolio performance due to an insignificant weight in the portfolio.  Both Avis Budget Group Inc. (CAR) and Hanesbrands Inc. (HBI) reported excellent returns at 25.96% and 24.43%, respectively.

Additionally, C.S. McKee took advantage of the recent merger between Caremark Rx, Inc. (CMX) and CVS Corporation (CVS) to form CVS/Caremark Corporation in late March.  Caremark specializes in prescription benefit management, therapeutic pharmaceutical services, and associated disease management programs.  The manager realized a gain of over 20% by liquidating its position in Caremark.

C.S. McKee continues to look for opportunities within the currently underweighted materials sector.  The manager has repositioned its portfolio towards relative value stocks, believing that growth-oriented stocks will outperform going forward.  The manager believes that the market will remain volatile, and potential mergers and acquisitions might offer rewarding investment opportunities in the future.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    9.40%    One Year    12.19%    Annualized Since Inception (December 10, 2004)    12.96%

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Chevron Texaco Corp

4.07%

Apache Corp.

4.03%

ConocoPhillips

3.78%

JPMorgan Chase & Co

3.16%

Marathon Oil Corp.

2.96%

McDonald's Corp.

2.74%

Wal-Mart Stores, Inc.

2.72%

Intel Corp..

2.69%

Public Service Enterprise Group, Inc.

2.54%

Bank of America Corp.

2.50%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 93.76%			Insurance - 5.84%
Aerospace & Defense - 3.28%			Allstate Corp.	12,732	$ 793,458
Honeywell International, Inc.	20,872	$ 1,130,845	American International Group, Inc.	16,690	1,166,798
United Technologies Corp.	7,416	497,836	Hartford Financial
		1,628,681	Services Group, Inc.	9,240	935,088
Air Courier - 0.79%					2,895,344
Fedex Corp.	3,708	390,972	Investment Services - 2.15%
			Merrill Lynch & Co., Inc.	11,814	1,065,977
Apparel - 0.12%
Hanesbrands, Inc.*	2,299	61,130	Management Investment
			Companies - 0.60%
Banks - 12.62%			John Hancock Bank & Thrift
Bank of America Corp.	24,241	1,233,867	Opportunity Fund	31,148	298,398
Citigroup, Inc.	21,310	1,142,642
JPMorgan Chase & Co.	29,902	1,557,894	Medical - 7.01%
Suntrust Banks, Inc.	11,614	980,454	Boston Scientific Corp.*	20,662	319,021
UnionBanCal Corp.	8,724	536,352	Johnson & Johnson	8,700	558,714
U.S. Bancorp	23,507	807,465	Laboratory Corp. of America Holdings*	12,602	994,802
		6,258,674	Pfizer, Inc.	22,599	597,970
Building & Construction			Quest Diagnostics, Inc.	10,500	513,345
Products - 0.61%			Triad Hospitals, Inc.*	9,300	494,202
Masco Corp.	11,124	302,684			3,478,054
			Metals - 2.45%
Computers - 2.29%			Alcoa, Inc.	34,240	1,215,178
Dell, Inc.*	45,000	1,134,450
			Oil - 14.76%
Conglomerates - 6.51%			Apache Corp.	27,432	1,988,820
Dover Corp.	14,500	697,740	ChevronTexaco Corp.	25,800	2,006,982
Emerson Electric Co.	18,852	885,855	ConocoPhillips	26,896	1,865,238
Fortune Brands, Inc.	13,767	1,102,737	Marathon Oil Corp.	14,387	1,461,000
General Electric Co.	14,727	542,837			7,322,040
		3,229,169	Railroads - 1.94%
Consumer Financial			Burlington Northern Santa Fe Corp.	11,000	962,940
Services - 1.19%
Fannie Mae	10,000	589,200	Rental Auto Equipment - 0.11%
			Avis Budget Group, Inc.*	1,950	54,854
Electric Utilities - 5.65%
FPL Group, Inc.	10,836	697,513	Retail-Apparel - 0.98%
Public Service Enterprise Group, Inc.	14,500	1,253,525	Gap, Inc.	27,000	484,650
TXU Corp.	13,000	852,540
		2,803,578	Retail-Auto Parts - 1.51%
Food Processing - 2.48%			Autozone, Inc.*	5,636	749,813
Dean Foods Co.	8,900	324,227
General Mills, Inc.	10,175	609,483	Retail-Building Products - 2.39%
Kraft Foods, Inc.	8,854	296,343	Home Depot, Inc.	19,487	737,973
		1,230,053	Lowe's Companies, Inc.	14,582	445,626
Industrial Equipment - 1.58%					1,183,599
Ingersoll-Rand Co.- Cl. A	17,580	784,947	Retail-Discount - 2.70%
			Wal-Mart Stores, Inc.	28,000	1,341,760
Hotels - 0.27%
Wyndham Worldwide Corp.*	3,900	134,940	Retail-Jewelry - 0.71%
			Zale Corp.*	12,640	352,782

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
April 30, 2007
		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Office Supplies - 0.72%			TOTAL COMMON STOCK
Office Depot, Inc.*	10,680	$ 359,062	(Cost - $36,136,834)		$ 46,514,578

Retail-Restaurant/Specialty - 4.36%			SHORT TERM INVESTMENTS - 5.75%
McDonald's Corp.	28,026	1,353,095	Milestone Treasury Obligation
OSI Restaurant Partners, Inc.	20,400	812,124	Portfolio- Institutional Class, 5.11%
		2,165,219	(Cost - $2,850,187)	2,850,187	2,850,187
Savings & Loans - 1.76%
Washington Mutual, Inc.	20,749	871,043	Total Investments - 99.51%
			(Cost - $38,987,021)		49,364,765
Semiconductors - 2.68%			Other assets less liabilities - 0.49%		245,509
Intel Corp.	61,828	1,329,302	NET ASSETS - 100.00%		$ 49,610,274

Telephone-Integrated - 1.92%
AT&T, Inc.	24,645	954,254

Tobacco - 1.78%
Altria Group, Inc.	12,795	881,831

*Non-income producing security.

See accompanying notes to financial statements.

Dunham Real Estate Stock Fund

Message from the Sub-Adviser

Ten Asset Management, Inc.

Encinitas, California

This is the semi-annual report for the Dunham Real Estate Stock Fund.

The real estate market, as measured by the Dow Jones Wilshire Real Estate Securities Index, posted a modest return compared to our last annual report, returning 6.24% over the six month period ending April 30, 2007.  However, for the one year trailing, ending April 30, 2007 the Wilshire RESI advanced an impressive 26.68%.

The new manager restructured the portfolio in January and lagged the benchmark in the first two months of the year.  Ten Asset Management’s quantitative investment process with a focus on managing the active risk in the portfolio paid off in March when the manager relatively outperformed the benchmark.

Regional Mall REITs contributed the most to the manager’s performance, followed by shopping centers and office property.  Shopping centers and office property REITs continued to perform well in the first quarter after being among the top contributors to portfolio performance in the fourth quarter.  The manager’s biggest weighting remains in apartments, followed by office properties and shopping centers.

After returning over 11% and over 7% in the third and fourth quarter of 2006, respectively, distribution facility and service provider, ProLogis (PLD), continued to perform well in the first quarter of 2007, returning 7.56%.  ProLogis has seen strong growth in absolute terms with a return of close to 33% over the last 12 months.

After taking over the mandate from the previous manager, TEN Asset Management, Inc. decided to add Kimco Realty Corp. (KIM) during the quarter.  Kimco, which owns and operates neighborhood and community shopping centers, posted a return of 8.43% in the first quarter of 2007, after releasing a fourth calendar quarter earnings increase of 23%.

After strong returns in the third and fourth quarter of last year, Developers Diversified Realty (DDR) posted a return of 4.48% year-to-date. DDR develops, leases, and manages shopping centers.  This company posted impressive returns of 13.95% for the fourth quarter and nearly 10% in the third quarter of last year.

Hospitality Properties Trust (HPT) was among the biggest contributors to portfolio performance. HPT returned 6.54% in the first quarter of 2007. The stock price remains very volatile but fundamentals remain intact.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    3.74%    One Year    20.61%    Annualized Since Inception (December 10, 2004)    18.80%

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index which provides a broad measure of the performance of publicly traded real estate securities.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Simon Property Group, Inc.

8.15%

ProLogis

6.30%

General Growth Properties, Inc..

5.32%

Boston Properties, Inc..

5.06%

Developers Diversified Realty Corp...

4.75%

Apartment Investment & Management Co.- Cl. A.

4.32%

SL Green Realty Corp.

4.06%

Alexandria Real Estate Equities, Inc..

3.94%

Kimco Realty Corp.

3.73%

CBL & Associates Properties, Inc.

3.68%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.71%			REITs - Shopping Centers - 13.90%
REITs - Apartments - 14.07%			Developers Diversified Realty Corp.	10,521	$ 684,917
Apartment Investment			Inland Real Estate Corp.	10,200	185,538
& Management Co. - Cl. A	11,240	$ 621,572	Kimco Realty Corp.	11,181	537,471
Archstone-Smith Trust	4,250	221,468	Ramco-Gershenson	4,200	155,400
Avalonbay Communities, Inc.	3,584	438,180	Regency Centers Corp.	900	74,160
Equity Residential	6,800	315,724	Saul Centers, Inc.	3,300	171,336
Essex Property Trust, Inc.	2,300	296,378	Tanger Factory Outlet Center	4,800	194,592
United Dominion Realty Trust, Inc.	4,483	134,669			2,003,414
		2,027,991	REITs - Single Tenant - 2.01%
REITs - Health Care - 3.23%			Alexander's, Inc.*	500	192,000
National Health Incestors, Inc.	4,700	159,424	National Retail Properties, Inc.	4,100	98,195
Omega Healthcare Investors, Inc.	9,500	159,600			290,195
Senior Housing Properties Trust	6,400	146,112	REITs - Storage - 1.61%
		465,136	Public Storage, Inc.	2,482	231,620
REITs - Hotels - 6.26%
Hersha Hospitality Trust	12,600	149,688	REITs - Warehouse - 10.36%
Hospitality Properties Trust	8,200	373,346	AMB Property Corp.	1,300	79,183
Host Hotels & Resorts, Inc.	9,668	247,888	EastGroup Properties, Inc.	4,172	209,059
Winston Hotels, Inc.	8,900	131,898	First Industrial Realty Trust, Inc.	6,782	296,984
		902,820	ProLogis	14,013	908,042
REITs - Office Property - 26.14%					1,493,268
Alexandria Real Estate Equities, Inc.	5,365	567,885	TOTAL COMMON STOCK
Boston Properties, Inc.	6,194	728,167	(Cost - $11,200,685)		13,653,505
Corporate Office Properties Trust	1,749	82,395
Duke Weeks Realty Corp,	2,200	94,842	SHORT TERM INVESTMENTS - 5.21%
Entertainment Properties Trust	2,400	145,008	Milestone Treasury Obligation
Highwoods Properties, Inc.	6,400	260,992	Portfolio- Institutional Class, 5.11%	663,008	663,008
Hrpt Properties Trust	24,800	303,552	Bank of New York Hamilton Fund
Investors Real Estate Trust	11,400	120,270	Premier Class, 4.93%	88,187	88,187
Lexington Realty Trust	7,100	148,319	TOTAL SHORT TERM INVESTMENTS
One Liberty Properties, Inc.	2,600	61,672	(Cost - $751,195)		751,195
Parkway Properties, Inc.	3,800	201,400
SL Green Realty Corp.	4,147	584,312	Total Investments - 99.92%
Vornado Realty Trust	3,962	470,012	(Cost - $11,951,880)		14,404,700
		3,768,826	Other assets less liabilities - 0.08%		12,307
REITs - Regional Malls - 17.13%			NET ASSETS - 100.00%		$ 14,417,007
CBL & Associates Properties, Inc.	11,649	529,447
General Growth Properties, Inc.	12,000	766,200	REIT - Real Estate Investment Trust
Simon Property Group, Inc.	10,189	1,174,588	*Non-income producing security
		2,470,235

See accompanying notes to financial statements.

Dunham International Stock Fund

Message from the Sub-Adviser

Neuberger Berman Management Inc.

New York, New York

This is the semi-annual report for the Dunham International Stock Fund.

International markets, as measured by the MSCI All Country World ex. USA Index, continued its positive trend through the beginning of 2007.  The dollar remained fairly weak, aiding US-based investors.  Australia led the way, with returns over 9% for the first quarter of 2007, and Europe continued to perform well, with the Netherlands and Germany posting returns over 6%.

Neuberger Berman continues to be overweight in Europe, North and South America, while underweighting Asia and Africa.  The manager’s allocation to Europe was the biggest contributor, while the underweighting in Asia put pressure on performance.

Among the biggest contributors in the first quarter were the manager’s positions in industrials and consumer discretionary, while the overweight in energy did not benefit the portfolio as it did the previous quarter.

Among the manager’s top holdings was Wincor Nixdorf AG (WIN GR), a German manufacturer of banking products like ATMs, returned over 20% in the first quarter.  Sports car manufacturer, Porsche AG (POR3 GR), continues to perform well, posting a return of over 22% in the first quarter, after an 18% return last quarter.  The manager also found buying opportunities in Japan, adding Gulliver International Company (7599 JP), which operates a used car auction system.  Neuberger Berman also added to their position in Mars Engineering Corporation (6419 JP), a manufacturer of equipment used in gambling houses called pachinco parlors.

Neuberger Berman still believes their overweight in the consumer discretionary sector is very attractive.  The manager continues to see opportunity in the United Kingdom, especially homebuilders, with such great barriers to entry for new competition.  They are also seeking further opportunities in some emerging market countries, specifically Brazil and Korea, with consensus GDP estimates still pointing to higher growth outside the US.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    15.84%    One Year    11.73%    Annualized Since Inception (December 10, 2004)    19.99%

The MSCI All Country World Index ex US is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distribution.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Anglo Irish Bank Corp. PLC

3.25%

Vodafone Group PLC SP - ADR

2.36%

CRH PLC

2.30%

Vallourec, SA

2.15%

Companhia Vale do Rio Doce SP - ADR

2.00%

MacDonald, Dettwiler & Associates, Ltd.

1.97%

Punch Taverns PLC

1.97%

InBev NV.

1.92%

Porsche AG

1.78%

Burren Energy PLC

1.77%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 93.75%			Computer Equipment - 2.56%
Advertising - 1.14%			TPV Technology, Ltd.	691,000	$ 463,823
Ipsos	12,977	$ 500,671	Wincor Nixdorf AG	6,733	653,801
					1,117,624
Automobile Equipment - 1.87%			Consulting Services - 0.84%
Bosch Corp.	32,000	153,801	Groupe Steria SCA	4,720	324,463
F.C.C. Co., Ltd.	21,200	426,188	RPS Group PLC	57,524	367,773
Hyundai Mobis	2,950	236,751	Stantec, Inc.*	3,300	98,688
		816,740			790,924
Automobiles - 3.24%			Cosmetics - 0.26%
Nissan Motor Co., Ltd SP-ADR	25,204	508,113	Sarantis SA	10,285	113,020
Nissan Motor Co., Ltd	11,000	110,624
Porsche AG - Preferred	477	799,026	Distribution - 1.45%
		1,417,763	Kloeckner & Co.*	9,585	631,924
Beverages - 0.45%
Pernod Ricard SA	930	198,047	Diversified Minerals - 3.24%
			Companhia Vale do Rio Doce SP - ADR	26,245	897,317
Brewery - 1.97%			Paladin Resources, Ltd.*	66,370	520,476
InBev NV	11,048	861,287			1,417,793
			Electrical Equipment - 0.55%
Building Products - 5.02%			Zumtobel AG*	6,630	240,843
CRH PLC	23,599	1,033,470
Marazzi Gruppo Ceramiche SPA	33,175	495,543	Electronics - 0.98%
Titan Cement Co. SA	4,750	270,406	Kaga Electronics Co., Ltd.	14,100	258,995
Wavin NV	17,375	394,568	Nice SpA*	19,900	171,919
		2,193,987			430,914
Building-Residential - 3.35%			Engineering - 1.54%
Barratt Developments PLC	22,895	493,378	Chiyoda Corp.	22,000	504,670
Kaufman & Broad S.A.	5,395	410,645	Takuma Co., Ltd.	26,000	169,386
Redrow PLC	46,434	562,441			674,056
		1,466,464	Finance - 1.10%
Chemicals - 2.11%			Kensington Group PLC	25,615	291,174
Aica Kogyo Co., Ltd.	11,500	146,256	Paragon Group Co. PLC	17,505	190,378
Wacker Chemie AG*	4,282	778,282			481,552
		924,538	Food - 0.15%
Commercial Banks - 12.73%			Nissin Healthcare Food Service Co., Ltd.	5,000	64,075
Allied Irish Banks PLC	18,555	560,570
Anglo Irish Bank Corp. PLC	64,871	1,458,344	Gambling - 0.96%
Barclays PLC	22,956	331,436	William Hill PLC	35,118	418,483
BNP Paribas SA	3,771	437,511
Daegu Bank	11,860	194,959	Healthcare Products - 0.55%
Depfa Bank PLC	29,155	539,007	Topcon Corp.	15,900	239,358
DNB Holdings ASA	30,190	430,892
Fortis	8,905	400,212	Home Furnishings - 1.09%
Hypo Real Estate Holding AG	3,385	225,696	Advanced Digital Broadcast Holdings*	4,970	335,868
Lloyds TSB Group PLC	67,035	774,803	Nobia AB	10,425	142,200
Societe Generale	1,009	213,849			478,068
		5,567,279	Leasure & Recreation Products - 2.96%
Commercial Services - 4.42%			Heiwa Corp.	28,300	365,676
MacDonald, Dettwiler and			Mars Engineering Corp.	22,700	474,457
Associates, Ltd.*	19,710	883,174	Raymarine PLC	3,625	32,708
Northgate PLC	14,290	311,579	Sankyo Co., Ltd.	7,100	311,142
Pasona, Inc.	152	315,721	Yamaha Motor Co., Ltd	4,200	110,931
		1,510,474			1,294,914

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Medical - 0.85%			Retail - Pubs - 2.02%
Hogy Medical Co., Ltd.	4,200	$ 199,572	Punch Taverns PLC	34,154	$ 882,788
OPG Groep N.V.	4,720	171,493
		371,065	Retail - Restaurants - 0.02%
Mortgage Banks - 0.84%			Plenus Co., Ltd.	500	9,304
Northern Rock PLC	17,192	367,657
			Semiconductors - 0.44%
Multimedia- 1.31%			ICOS Vision Systems N.V.*	4,120	191,694
Corus Entertainment, Inc. - Cl. B	13,570	571,213
			Software - 0.33%
Oil & Gas - 17.60%			Tele Atlas NV*	7,074	146,138
Addax Petroleum Corp.	16,440	643,379
Burren Energy PLC	49,918	794,790	Steel Pipe - 4.84%
Canadian Natural Resources, Ltd.	12,560	751,679	Maruichi Steel Tube Ltd.	10,700	322,115
C.A.T Oil AG*	15,230	477,044	Sumitomo Metal Industries, Ltd.	82,000	416,279
Dragon Oil PLC*	118,285	401,394	Tenaris S.A. - ADR	8,925	413,763
First Calgary Petroleums, Ltd.*	71,590	274,013	Vallourec SA	3,544	965,283
Petroleo Brasileiro SA - ADR	6,500	657,995			2,117,440
Prosafe ASA	21,915	336,825	Telecommunication - 4.29%
Suncor Energy, Inc.	8,364	673,926	KT Corp. SP - ADR	18,060	409,240
Talisman Energy, Inc.	38,630	736,142	SK Telecom Co., Ltd. - ADR	16,565	411,309
Total Fina Elf SA - ADR	6,905	508,829	Vodafone Group PLC SP - ADR	36,820	1,057,839
Tullow Oil PLC	92,230	670,280			1,878,388
Woodside Petroleum, Ltd.	23,752	773,962	Tires - 1.78%
		7,700,258	Continental AG	5,595	778,866
Petrochemicals - 1.00%
Ultrapar Participacoes S.A. SP - ADR	14,210	439,657	Transport Services - 1.14%
			Euronav SA	14,850	499,688
Pharmaceuticals - 0.48%
GlaxoSmithKline PLC - ADR	3,660	211,475	TOTAL COMMON STOCK
			(Cost - $32,180,091)		41,009,193
Plastic Products - 0.30%
Tenma Corp.	6,900	129,743	SHORT TERM INVESTMENT - 8.78%
			BNY Hamilton Fund, 4.93%	545,948	545,948
Real Estate - 0.62%			Milestone Treasury Obligation
Renta Corp Real Estate SA	6,040	269,575	Portfolio- Institutional Class, 5.11%	3,296,015	3,296,015
			(Cost - $3,841,963)
Reinsurance - 1.00%					3,841,963
Swiss Re - Reg	4,645	437,010
			Total Investments - 102.53%
Retail - Automobiles - 0.36%			(Cost - $36,022,054)		44,851,156
Gulliver International Co., Ltd.	2,510	156,436	Other assets less liabilities - (2.53)%		(1,110,782)
			NET ASSETS - 100.00%		$ 43,740,374

*Non-income producing security
ADR - American Depositary Receipts

See accompanying notes to financial statements.

Dunham Small Cap Value Fund

Message from the Sub-Adviser

Denver Investment Advisors LLC

Denver, Colorado

This is the semi-annual report for the Dunham Small Cap Value Fund.

After four consecutive quarters of outperforming small cap growth stocks, small cap value stocks trailed small cap growth stocks significantly in the first calendar quarter.  The outperformance of over 10% of small cap value stocks over small cap growth stocks for the year ended March 31, 2007 remains impressive.  Nine out of twelve sectors in the Russell 2000 Value Index returned positive results, led by consumer staples, materials and auto & transportations.  Laggards included utilities, integrated oils, and not surprisingly, interest rate sensitive financials.  Denver posted impressive results in the first quarter, outperforming its benchmark by over 250 basis points.

High-speed electronic cables manufacturer, Belden CTD, Inc. (BDC), returned over 35% in the first quarter after posting significant returns last year.  The manager trimmed the holding after it reached the maximum position size of 5%.  Nevertheless, Denver’s outlook for the company remains positive as the lack of supply will potentially allow the manager to increase prices beyond inflation based adjustments.  Currently, the stock trades in the mid 50s with a price target around $70.

While the auto & transportation sector lagged in 2006, it contributed positively to portfolio performance in the first quarter of 2007. The sector was up close to 9%, additionally, Denver’s superior stock selection increased the total contribution to portfolio performance.  Supply and demand factors for the sector continue to look promising.  Specifically, Diana Shipping, Inc. (DSX), a owner and operator of dry bulk carriers, benefited from the lack of supply of dry bulk capacity and the related increase in shipping cost for dry goods. DSX returned close to 20% in the first calendar quarter.

The environment for Denver’s approach to invest only in companies paying dividends continued to improve as investors have become more risk-averse and started to favor quality.

The recent adjustments in the portfolio have positioned the portfolio well with current market environment.  Denver remains confident that its portfolio will continue to perform well absent any irrational market setback.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    12.37%    One Year    18.11%    Annualized Since Inception (December 10, 2004)    10.00%

The Russell 2000 Value Index measures the performance of the 2000 smallet companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Belden CDT, Inc.

  4.79%

Berry Petroleum Co.-Cl. A.

  2.61%

Ennis, Inc.

  2.60%

Movado Group

  2.41%

Blackbaud, Inc..

  2.39%

Platinum Underwriters Holdings.

  2.38%

Sauer-Danfoss, Inc

  2.31%

Lincoln Electric Holdings

.

  2.30%

Max Re Capital Group, Ltd.

  2.23%

Advanta Corp.- Cl. B..

  2.11%

*Based on portfolio market value as of April 30, 2007.

 Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
April 30, 2007
		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.92%			Industrial - 2.29%
Apparel - 1.45%			Lincoln Electric Holdings	10,095	$ 643,354
Cherokee, Inc.	8,835	$ 405,703
			Insurance - 7.89%
Building Materials - 1.18%			American Equity Investment Life Holding Co.	39,450	538,492
LSI Industries, Inc.	20,995	330,881	Assured Guaranty, Ltd.	13,675	385,772
			Max Re Capital Ltd.	23,270	623,636
Chemicals - 1.27%			Platinum Underwriters Holdings	19,465	666,092
Schulman, Inc.	15,450	357,822			2,213,992
			Investment Companies - 1.38%
Commercial Banks - 7.55%			MCG Capital Corp.	21,975	387,200
First Community Bancorp	10,095	553,812
Flagstar Bancorp, Inc.	30,360	358,248	Leisure - 1.67%
Hanmi Financial Corp.	24,030	394,332	Callaway Golf Co.	26,035	467,589
PFF Bancorp, Inc.	13,670	384,674
Westamerica Bancorp	9,125	427,324	Machinery - 2.31%
		2,118,390	Sauer-Danfoss, Inc.	21,755	648,734
Commercial Services - 4.20%
CDI Corp.	15,170	449,335	Office Furnishings - 1.55%
Ennis, Inc.	29,830	729,343	Knoll, Inc.	18,700	434,214
		1,178,678
Communications Equipment - 7.17%			Oil & Gas - 5.69%
Adtran, Inc.	17,975	457,464	Berry Petroleum Co. - Cl.A	21,495	732,120
Belden CDT, Inc.	24,020	1,342,238	Cabot Oil & Gas Corp. - Cl.A	12,140	442,139
Inter-Tel, Inc.	8,410	212,100	Gulf Island Fabrication, Inc.	14,070	422,522
		2,011,802			1,596,781
Distribution Wholesales - 1.69%			Paper & Paper Products - 1.83%
Owens & Minor, Inc.	13,425	474,574	Albany International Corp. - Cl .A	13,385	512,645

Electronic Components - 0.93%			Plastics - 1.01%
Bel Fuse, Inc. - Cl. B	7,364	260,686	Spartech Corp.	10,105	283,546

Finance - 5.60%			REITs - Apartments - 1.77%
Advanta Corp. - Cl. B	12,905	591,307	Associated Estates Realty Corp.	32,625	495,247
Cash America International, Inc.	9,630	415,631
SWS Group, Inc.	21,762	565,594	REITs - Hotels - 1.37%
		1,572,532	Equity Inns, Inc.	22,515	385,007
Gas - 3.70%
Cascade Natural Gas Corp.	9,850	256,100	REITs - Mortgage - 1.60%
Northwest Natural Gas Co.	6,560	333,314	MFA Mortgage Investments, Inc.	61,515	449,060
South Jersey Industries, Inc.	11,395	447,482
		1,036,896	REITs - Office Property - 1.48%
Healthcare Products - 4.12%			Parkway Properties, Inc.	7,830	414,990
Cooper Cos., Inc.	5,800	296,380
Meridian Bioscience, Inc.	15,660	465,572	Rental & Leasing Services - 1.38%
STERIS Corp.	15,450	394,902	Aaron Rents, Inc.	13,670	387,818
		1,156,854
Household Products - 1.12%			Retail - Apparel - 2.60%
Lancaster Colony Corp.	7,455	314,825	Men's Wearhouse, Inc.	6,975	301,808
			Stage Stores, Inc.	19,362	426,932
					728,740

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail - Automobile- 1.53%			Transportation - 6.46%
Asbury Automotive Group, Inc.	14,950	$ 430,112	Diana Shipping, Inc.	17,945	$ 363,386
			Genco Shippng & Trading Ltd.	8,845	316,297
Retail - Convenience Store - 1.84%			OMI Corp.	17,440	506,981
Casey's General Store, Inc.	20,475	514,946	Ship Finance International Ltd.	10,885	323,720
			Tsakos Energy Navigation Ltd.	5,295	302,609
Retail - Jewelry Store - 2.40%					1,812,993
Movado Group	20,490	674,531
			TOTAL COMMON STOCK
Retail - Restaurant/Specialty - 3.09%			(Cost - $23,539,819)		26,913,498
Bob Evans Farms, Inc.	14,940	548,298
Ruby Tuesday, Inc.	11,895	318,310	SHORT TERM INVESTMENTS - 3.97%
		866,608	Milestone Treasury Obligation
Semiconductor Equipment- 1.58%			Portfolio- Institutional Class, 5.11%	1,114,073	1,114,073
Cohu, Inc.	21,500	442,470	TOTAL SHORT TERM INVESTMENTS
			(Cost - $1,114,073)		1,114,073
Software - 2.39%
Blackbaud, Inc.	30,350	670,128	Total Investments - 99.89%
			(Cost - $24,653,892)		28,027,571
Technology Distributors - 0.83%			Other assets less liabilities - 0.11%		28,450
Richardson Electronics, Ltd.	26,585	233,150	NET ASSETS - 100.00%		$ 28,056,021

See accompanying notes to financial statements.

Dunham Large Cap Growth Fund

Message from the Sub-Adviser

Rigel Capital, LLC.

Seattle, Washington

This is the semi-annual report for the Dunham Large Cap Growth Fund.

Large cap growth stocks continued to trail large cap value stocks since our last annual report, as inflation concerns and the sub-prime hiccup spurred a flight from growth.  Though growth stocks fought an uphill battle against the negative sentiment, the manager and Russell 1000 Growth Index both finished in positive territory.  Rigel Capital uses situations such as these as buying opportunities and expects an advantage when negative market sentiment reverts back to positive.

Though the healthcare sector underperformed the Russell 1000 Growth Index with a lackluster return of 0.9%, the manager found opportunities in names that outperformed the benchmark.  One of Rigel’s largest positions, Baxter International, Inc. (BAX), had a 14.8% return over the quarter.  Another strong performer in the healthcare sector was Stryker Corporation (SYK), a manufacturer and distributor of specialty surgical and medical products.  Stryker had a 20.3% return over the quarter, after reporting an increase in free cash flow of nearly 10%.  The manager also trimmed some of its less promising positions, such as Celgene Corporation (CELG), which struggled with a negative 8.8% return over the first calendar quarter.

Financials dragged on performance as the sub-prime lenders found investors fleeing to companies with less exposure to the lower-rated debt.  Companies such as Morgan Stanley (MS) and U.S. Bancorp (USB) were both down 3.0% and 2.2%, respectively for the first quarter of 2007.  The manager has been reducing its exposure to these companies until the negativity subsides.

As many investors are fearful of how the housing market’s slide will impact the economy, the manager has taken a defensive stance on consumer durables and consumer staples.  However, companies such as McDonald’s Corporation (MCD) and Colgate-Palmolive Company (CL) continue to add value to the portfolio. McDonald’s and Colgate both added positively to the portfolio over the last quarter with performance of 1.6% and 2.9%, respectively.

Rigel is optimistic that large cap growth companies will rebound during this year.  In the meantime, the manager will be cautious as they trim positions more sensitive to the current market environment and add to companies that potentially perform better in speculative markets.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    7.30%    One Year    0.84%    Annualized Since Inception (December 10, 2004)    7.81%

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Baxter International, Inc.

3.79%

AT&T, Inc

3.35%

NCR Corp.

3.01%

Honeywell International, Inc..

2.68%

Ameriprise Financial, Inc.

2.55%

XTO Energy, Inc.

2.36%

Cameron International Corp.

2.35%

Johnson Controls, Inc..

2.26%

Stryker Corp.

2.25%

Williams Cos., Inc..

2.23%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.28%			Finance - 8.49%
Aerospace - 1.60%			Ameriprise Financial, Inc.	25,175	$ 1,497,157
General Dynamics Corp.	11,700	$ 918,450	Charles Schwab Corp.	26,468	506,068
			Chicago Mercantile Exchange	495	255,791
Apparel - 1.17%			Franklin Resources, Inc.	9,141	1,200,305
Nike, Inc.	12,430	669,480	JP MorganChase, Inc.	13,714	714,499
			Morgan Stanley	8,275	695,183
Automotive Parts - 2.31%					4,869,003
Johnson Controls, Inc.	12,972	1,327,425	Healthcare Products - 7.26%
			Baxter International, Inc.	39,350	2,228,390
Banks - 1.26%			Stryker Corp.	20,355	1,321,854
US Bancorp	21,040	722,724	Zimmer Holdings, Inc.*	6,800	615,264
					4,165,508
Beverages - 1.98%			Healthcare Services - 1.60%
PepsiCo, Inc.	17,190	1,136,087	Coventry Health Care, Inc.*	7,908	457,320
			Laboratory Corp. of America*	5,859	462,509
Biotechnology - 2.04%					919,829
Celgene Corp.*	19,175	1,172,743	Insurance - 1.44%
			Principal Financial Group	12,995	825,053
Chemicals - 1.71%
E. I. du Pont de Nemours & Co.	13,906	683,758	Media - 3.90%
Praxair, Inc.	4,645	299,835	Comcast Corp.*	10,360	276,198
		983,593	News Corp.	49,841	1,115,940
Commercial Services - 2.94%			The DIRECTV Group*	14,855	354,143
Alliance Data Systems Corp.*	7,505	477,768	Walt Disney Co.	14,075	492,344
McKesson Corp.	20,549	1,208,898			2,238,625
		1,686,666	Metal - 1.05%
Computers - 8.83%			Precision Castparts Corp.	5,775	601,235
Apple, Inc.*	7,309	729,438
Cognizant Technology Solutions*	9,825	878,355	Miscellaneous Manufacturing - 3.79%
Hewlett Packard Co.	20,460	862,184	Danaher Corp.	8,485	604,047
International Business Machines Corp.	8,107	828,616	Honeywell International, Inc.	29,005	1,571,491
NCR Corp.*	35,031	1,765,562			2,175,538
		5,064,155	Oil - 4.28%
Cosmetics / Personal Care - 2.13%			Noble Energy, Inc.	18,181	1,069,225
Colgate Palmolive Co.	5,448	369,048	XTO Energy, Inc.	25,525	1,385,242
Procter & Gamble Co.	13,280	854,037			2,454,467
		1,223,085	Oil & Gas- 7.38%
Electric - 2.61%			Cameron International Corp.*	21,358	1,379,086
Allegheny Energy, Inc.*	8,875	474,457	GlobalSantafe Corp.	12,915	825,656
FPL Group, Inc.	15,890	1,022,839	National Oilwell Varco, Inc.*	9,420	799,287
		1,497,296	Weatherford International Ltd.*	23,481	1,232,518
Electronics - 4.34%					4,236,547
Amphenol Corp. - Cl.A	27,734	973,741	Packaging & Containers - 0.87%
Garmin Ltd.	6,529	379,923	Ball Corp.	9,840	498,790
Thermo Fisher Scientific, Inc.*	21,775	1,133,606
		2,487,270

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund (Continued)
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Pharmaceuticals - 6.94%			Transportation - 1.69%
Amerisource Bergen Corp.	24,935	$ 1,246,501	Burlington Northern Santa Fe Corp.	11,105	$ 972,132
Forest Laboratories, Inc.*	19,235	1,023,494
Gilead Sciences, Inc.*	5,470	447,008	TOTAL COMMON STOCK
Schering Plough Corp.	39,775	1,262,061	(Cost - $48,701,497)		54,092,710
		3,979,064
Pipelines - 2.28%			SHORT TERM INVESTMENTS - 8.08%
Williams Cos., Inc.	44,385	1,309,357	Milestone Treasury Obligation
			Portfolio- Institutional Class, 5.11%	2,903,554	2,903,554
Retail - Restaurants- 2.13%			Bank of New York Hamilton Fund
McDonald's Corp.	25,300	1,221,484	Premier Class, 4.93%	1,733,000	1,733,000
			TOTAL SHORT TERM INVESTMENTS
Software - 3.68%			(Cost - $4,636,554)		4,636,554
Fiserv Inc.*	23,417	1,245,082
Mastercard, Inc. - Cl.A	7,750	865,520	Total Investments - 102.36%
		2,110,602	(Cost - $53,338,051)		58,729,264
Telecommunications - 4.58%			Other assets less liabilites - (2.36%)		(1,353,933)
America Movil SAB de CV	8,810	462,789	NET ASSETS - 100.00%		$ 57,375,331
AT&T, Inc.	50,878	1,969,996
NII Holdings, Inc.*	2,524	193,717
		2,626,502

*Non-income producing security
ADR - American Depositary Receipts

See accompanying notes to financial statements.

Dunham Small Cap Growth Fund

Message from the Sub-Adviser

Pier Capital LLC

Stamford, Connecticut

This is the semi-annual report for the Dunham Small Cap Growth Fund.

The manager struggled during the first half of this fiscal year as the negative sentiment surrounding sub-prime loans punished many of their holdings at the end of February.  Pier viewed what some investors called a market correction, as a knee-jerk reaction that threw out quality companies with their overvalued peers.  The portfolio’s underperformance versus the benchmark in the first quarter of 2007 was fueled by the higher quality names falling when the global markets took a hit in February.

Pier continued to overweight healthcare, which hurt the portfolio as the sector underperformed the Russell 2000 Growth Index by over 2.0%.  Companies such as DexCom, Inc. (DXCM), a company that designs specialty devices for monitoring glucose levels in patients suffering from diabetes, fell as their earnings release showed a $46 million net loss.  The loss was a result of the patient’s inability to receive adequate reimbursement for the devices, which in turn reduced demand.  Pier still sees this as a strong company  The manager tends to focus on companies with a strategic advantage over the competition, and in companies such as Cutera Inc. (CUTR), a developer and manufacturer of aesthetic laser systems, returned over 34% for the first calendar quarter due to a jump in revenues by 27%.

Although technology rebounded after a poor fourth quarter by boasting a first quarter return of 5.4%, Pier experienced mixed results.  Holdings that performed well in the fourth quarter such as Daktronics Inc. (DAKT), a supplier of electronic scoreboards, struggled as they pushed back contracts.  Conversely, holdings that underperformed in the fourth quarter such as Trident Microsystems, Inc. (TRID) outperformed the sector by nearly 500 bps due to strong annual sales growth.

Relinquishing its defensive stance, Pier added to holdings in the consumer discretionary sector, which produced strong returns through stock selection.  Zumiez Inc. (ZUMZ), a sports apparel retailer, posted a 35.8% for the quarter as it continues to thrive against competitors such as Pacific Sunwear of California (PSUN).  Though the sector performance only slightly detracted from the index, underperforming by 20 bps, the manager benefited from holdings such as Zumiez.

Pier continues to be optimistic about its portfolio construction, as it find more buying opportunities when quality stocks are negatively impacted by the negative sentiment in the marketplace.  Therefore, the manager expects these holdings to rebound as the sentiment neutralizes.

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    7.74%    One Year    (1.25)%    Annualized Since Inception (December 10, 2004)    9.08%

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Pharmaceutical Product Development, Inc

2.32%

Affiliated Managers Group, Inc.

1.94%

Pediatrix Medical Group, Inc.

1.84%

Perficient, Inc..

1.79%

Life Time Fitness, Inc.

1.64%

Payless Shoesource, Inc..

1.53%

Longs Drug Stores Corp.

1.40%

WNS Holdings, Ltd. - ADR

1.31%

Geo Group, Inc.

1.28%

Innerworkings, Inc.

1.24%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
April 30, 2007

		Market				Market
Security	Shares	Value	Security	Shares		Value
COMMON STOCK - 91.96%			Consumer Products-Miscellaneous - 1.05%
Aerospace - 3.08%			Fossil, Inc.*	11,297		$ 318,236
BE Aerospace, Inc.*	6,653	$ 243,832
Goodrich Corp.	1,900	107,996	Cosmetics - 1.69%
Orbital Sciences Corp.*	10,156	211,956	Bare Escentuals, Inc.*	6,653		268,981
Spirit Aerosystems Holdings Inc.*	10,077	318,736	Chattem, Inc.*	4,240		242,274
Triumph Group, Inc.	850	51,689				511,255
		934,209	Electronics - 3.18%
Airlines - 1.02%			Flir Systems, Inc.*	7,820		316,632
Copa Holdings SA	5,072	308,783	Garmin, Ltd.	1,827		106,313
			Mettler Toledo International, Inc.*	1,050		102,501
Apparel - 0.79%			Thermo Fisher Scientific, Inc.*	6,440		335,266
Carter's, Inc. *	9,072	237,686	Thomas & Betts Corp.*	1,900		103,512
						964,224
Banks - 2.22%			Engineering Services - 1.64%
Cascade Bancorp.	6,592	141,332	Chicago Bridge & Iron Co. NV	7,620		263,881
Commerce Bancorp, Inc.	6,605	220,871	Shaw Group, Inc.*	7,140		231,550
Northern Trust Corp.	1,668	105,001				495,431
SVB Financial Group *	4,035	206,673	Entertainment - 0.74%
		673,877	Scientific Games Corp.*	6,760		225,040
Beverages - 0.36%
Constellation Brands, Inc.*	4,794	107,434	Human Resources - 0.65%
			Hewitt Associates, Inc. *	7,559		224,880
Biotechnology - 1.15%			Resources Connection, Inc.*	6,547		197,523
Digene Corp.*	2,374	108,848				422,403
Lifecell Corp.*	8,144	239,434	Insurance - 1.33%
		348,282	AMBAC Financial Group, Inc.	2,200		201,960
Chemicals - 0.68%			MBIA, Inc.	2,900		201,724
Sigma-Aldrich Corp.	4,894	205,940				403,684
			Internet - 4.46%
Commercial Services - 8.74%			Cogent Communications Group, Inc.*	8,670		220,738
AerCap Holdings NV *	8,500	247,945	DealerTrack Holdings, Inc. *	7,164		236,412
CRA International, Inc.*	3,609	186,116	GSI Commerce, Inc.*	8,600	`	190,060
Geo Group, Inc.*	7,460	381,952	Opsware, Inc.*	21,070		169,192
Kendle International, Inc. *	6,071	206,890	Perficient, Inc.*	25,278		535,894
Pharmaceutical Product Development, Inc.	19,214	693,049				1,352,296
Providence Service Corp.*	13,158	315,529	Investment Services - 4.56%
WNS Holdings, Ltd. - ADR*	14,774	392,693	Affiliated Managers Group, Inc.*	4,942		581,327
		2,424,174	Eaton Vance Corp.	7,406		283,057
Computer Services - 1.91%			Fortress Investment Group LLC	3,430		99,504
Cognizant Technology Solutions Corp.*	1,126	100,664	KBW, Inc.*	6,141		200,565
Isilon Systems, Inc.*	14,866	181,514	T. Rowe Price Group, Inc.	4,399		218,542
Ness Technologies, Inc.*	22,321	297,762				1,382,995
		579,940	Iron/Steel - 0.73%
Computer Systems - 0.71%			Claymont Steel Holdings, Inc.*	9,499		219,617
RiverBed Technology, Inc.*	6,743	215,169
			Lodging - 1.00%
Consulting Services - 1.84%			Home Inns & Hoteis Management, Inc.*	8,820		302,261
Advisory Board Co.*	6,925	328,799
LECG Corp.*	15,628	228,950	Medical HMO - 0.69%
		557,749	Humana, Inc.*	3,327		210,399

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
April 30, 2007

		Market				Market
Security	Shares	Value	Security	Shares		Value
Medical Instruments - 5.50%			Pharmaceuticals - 1.87%
Conceptus, Inc.*	8,714	$ 180,206	Allergan, Inc.	1,827		$ 221,432
Dexcom, Inc.*	9,605	76,561	BioMarin Pharnmaceuticals, Inc.*	15,133		244,549
EV3, Inc.*	11,264	201,062	Cephalon, Inc.*	1,250		99,513
Gen-Probe, Inc. *	4,214	215,378	Healthextras, Inc.*	8,319		257,473
Micrus Endosvascular Corp.*	11,852	263,470				822,967
Mindray Medicals International, Ltd.	8,368	192,548	Physical Practice Management - 1.82%
NuVasive, Inc.*	9,128	235,229	Pediatrix Medical Group, Inc.*	9,659		551,046
SenoRx, Inc. *	24,992	198,686
St. Jude Medical, Inc.*	2,450	104,836	Property/Casualty Insurance - 0.92%
		1,667,976	Philadelphia Consolidated Holding Corp.*	4886		212,052
Medical - Labs - 0.93%			Tower Group, Inc.	2218		68,070
ICON PLC - ADR*	5,982	280,735				280,122
			Recreational Centers - 1.62%
Medical-Outpatient/Home Medical - 0.63%			Life Time Fitness, Inc.*	9,573		492,052
Radiation Therapy Services, Inc.*	6,481	190,606
			Retail-Apparel - 2.19%
Medical Products - 2.57%			Nordstrom, Inc.	3,777		207,433
American Medical Systems Holdings, Inc.*	16,561	293,627	Payless Shoesource, Inc.*	14,313		456,585
CR Bard, Inc.	1,200	99,756				664,018
Henry Schein, Inc.*	1,950	101,654	Retail-Catalog Shopping - 1.00%
Kinetic Concepts, Inc.*	1,900	95,000	Coldwater Creek, Inc.*	14,644		303,131
Respironics, Inc.*	4,628	188,637
		778,674	Retail-Computer - 0.83%
Medical-Physical Therapy/Rehab. Center - 0.93%			GameStop Corp. - Cl. A*	7,566		250,964
Psychiatric Solutions, Inc. *	8,000	280,560
			Retail-Discount - 0.66%
Miscellaneous - 0.90%			Citi Trends, Inc.*	5,080		201,320
MWI Veterinary Supply, Inc.*	7,353	273,237
			Retail-Drug Stores - 1.72%
Metal - 1.00%			Longs Drug Stores Corp.	7,624		417,338
Kaydon Corp.	4,200	199,626	Rite Aid Corp.*	16,941		104,018
Precision Castparts Corp.	991	103,173				521,356
		302,799	Retail-Restaurant/Specialty - 2.36%
Oil & Gas - 1.49%			Buffalo Wild Wings, Inc.*	3,509		229,068
Core Laboratories N.V *	2,604	236,756	Burger King Holdings, Inc.	10,833		254,251
Nabors Industries, Ltd.*	3,326	106,831	Red Robin Gourment Burgers, Inc.*	5,877		232,729
Patterson-UTI Energy, Inc.	4,435	108,170				716,048
		451,757	Retail-Sporting Goods - 1.44%
Oil & Gas Services- 4.26%			Hibbet Sports, Inc.*	5,983		174,404
Complete Production Service, Inc.*	9,979	240,195	Zumiez, Inc.*	6,629		261,580
Grant Prideco, Inc.*	3,850	198,429				435,984
Lufkin Industries, Inc.	3,100	192,882	Semiconductors - 1.81%
Superior Offshore International, Inc.*	11,100	202,797	IPG Photonics Corp.*	5,153		93,733
W-H Energy Services, Inc.*	3,700	200,207	Netlogic Microsystems, Inc*	7,312		224,917
		1,034,510	Tessera Technologies, Inc.*	5,366		229,611
						548,261

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
April 30, 2007

Security	Shares	Value	Security	Shares		Value
Software - 6.96%			Toys- 0.72%
Activision, Inc.*	9,980	$ 199,600	Marvel Entertainment, Inc.*	7,406		$ 218,699
Ansys, Inc.*	4,511	230,963
Aspen Technology, Inc.*	18,253	247,876	TOTAL COMMON STOCK
Eclipsys Corp.*	10,400	194,896	(Cost - $25,798,224)			27,871,551
Guidance Software, Inc.*	12,899	167,816
Innerworkings, Inc.*	30,141	369,830	SHORT TERM INVESTMENTS - 6.74%
Interactive Intelligence, Inc. *	14,385	211,028	Milestone Treasury Obligation
Money Gram International, Inc.	3,500	99,505	Portfolio- Institutional Class, 5.11%	819,789		819,789
Packeteer, Inc.*	16,612	157,814	Bank of New York Hamilton Fund
THQ, Inc.*	6,226	207,762	Premier Class, 4.93%	1,221,321		1,221,321
Trident Microsystems, Inc.*	10,199	216,525	TOTAL SHORT TERM INVESTMENTS
		2,303,615	(Cost - $2,041,110)			2,041,110
Telecommunication - 2.97%
ACME Packets, Inc.*	12,737	172,077	Total Investments - 98.70%
Audiocodes, Ltd.*	29,948	200,652	(Cost - $27,839,334)			29,912,661
Foundry Networks, Inc.*	13,450	203,364	Other assets less liabilities - (1.30)%			395,032
Leap Wireless International, Inc.*	1,288	98,313	NET ASSETS - 100.00%			$ 30,307,693
Switch & Data Facilities Co., Inc.*	12,309	225,624
		900,030

ADR - American Depositary Receipts

See accompanying notes to financial statements.

Dunham Emerging Markets Stock Fund

Message from the Sub-Adviser

Van Eck Associates Corporation

New York, New York

This is the semi-annual report for the Dunham Emerging Markets Stock Fund.

Albeit, a relatively lackluster first quarter for emerging markets, Van Eck found value and significantly outperformed the benchmark, the MSCI Emerging Markets Index since our last annual report ended October 31, 2006.  Within the emerging markets universe, countries that are adjacent to developed market countries added the most value to Van Eck’s portfolio.  Holdings in Turkey and Kazakhstan contributed positively to portfolio performance.

Turkish companies Asya Katilim Bankasi AS (ASYAB TI), a commercial bank, and Usas Ucak Servisi AS (UCAK TI), an airline caterer, adding value with quarter returns of 44.5% and 25.6%, respectively.  Adding to performance of Turkish holdings was the decrease in dollar value versus the Turkish lira, which boosted returns over 200 bps.

Gaming companies continue to succeed in areas such as Macau, which dwarfs gaming cities in the United States, such as Las Vegas.  Dreamgate Corporation Berhad (DCB MK) provides technical and management services to such establishments, and over the past quarter benefited from servicing and renting the slot machines, generating a return of 29.7%.

Just as the United States’ agricultural market took a great hit when the spinach-related E. coli struck California and other states, Hong Kong faces such problems on an ongoing basis.  China Green Limited (904 HK), a company that produces and supplies fresh and processed vegetables and fruits, benefited from the increased demand for quality vegetables by producing a return of 42.0% over the quarter.

Thailand rebounded during the first quarter of 2007 after struggling with deflation concerns.  The manager anticipates the government reducing interest rates, and plans to add to the portfolio exposure to Thailand.  Current Thai portfolio holdings showed mixed returns, as Banpu Public Company Limited (BANPU TB), a coal and mineral mining company, outperformed the country index by nearly 1,200 bps and Ticon Industrial Connection (TICON TB), an industrial estates developer, underperformed by over 300 bps in local currency.  When converting to U.S. dollars, both companies outperformed the benchmark by 2,200 bps and 500 bps, respectively.

Van Eck is continues to find value in Asian companies and is interested in how the reflation will boost future returns.  In light of the more recent United States’ stock market struggle and perceived recession, the manager remains cautious of countries that rely heavily on the United States, such as Korea and Taiwan..

Growth of $10,000 Investment

Total Returns as of April 30, 2007

Six Months    24.31%    One Year    22.45%    Annualized Since Inception (December 10, 2004)    34.89%

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*	Portfolio Composition*

Company

Petroleo Brasilerio S.A.  SP - ADR

3.78%

SFA Engineering Corp.

3.73%

Cia Vale Do Rio Doce- Pref. ADR.

3.72%

ASYA Latilim Bankasi AS

2.86%

Hyunjin Materials Co., Ltd.

2.85%

Itausa - Investimentos Itau

2.53%

KNM Group Berhad

2.41%

LUKOIL SP - ADR.

2.24%

Kingboard Chemical Holding Ltd

2.14%

Lifestyle International Holdings, Ltd.

2.12%

*Based on portfolio market value as of April 30, 2007.

Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
April 30, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 87.23%			Gas - 1.09%
Agriculture - 1.00%			Perusahaan Gas Negara PT	205,000	$ 234,654
China Green Holdings, Ltd.	274,000	$ 214,925
			Home Furnishings - 0.40%
Airlines - 1.52%			Samson Holding, Ltd.	170,000	86,289
Copa Holdings SA - Cl. A	5,400	328,752
			Industrial Automation - 3.68%
Auto & Truck Parts			SFA Engineering Corp.	18,219	796,639
Supplier - 2.87%
Hyundai Mobis	3,332	267,408	Industrial Materials - 0.32%
Randon Participacoes S.A.	52,000	354,086	FINETEC Corp.	3,730	69,204
		621,494
Banks - 5.29%			Iron/Steel - 1.06%
ASYA Latilim Bankasi AS*	105,000	610,565	China Metal International Holdings, Inc.	250,000	90,822
FirstRand Ltd.	99,647	353,390	Tenaris SA -ADR	3,000	139,080
Halyk Savings Bank of Kazakhstan *	8,000	180,000			229,902
		1,143,955	Machinery - 3.69%
Beverages - 0.80%			CB Industrial Product Holdings	132,000	187,233
Fomento Economico Mex-SP - ADR	1,600	172,304	Hyunjin Materials Co., Ltd.	21,600	609,751
					796,984
Chemicals - 2.11%			Media - 2.31%
Kingboard Chemical Holdings, Ltd.	98,000	456,681	Naspers Ltd. -Cl. N	12,000	302,038
			Saraiva SA Livreiros Editores	16,200	196,791
Coal - 1.94%					498,829
Banpu Public Co., Ltd.	25,300	156,054	Metal & Mining - 3.68%
Straits Asia Resources, Ltd.	400,000	263,380	Cia Vale Do Rio Doce - Pref. ADR	23,112	795,417
		419,434
Commericial Services - 1.56%			Metal Processing - 6.14%
GST Holdings, Ltd.	680,000	240,907	Catcher Technology Co., Ltd.	28,910	220,488
Pico Far East Holdings, Ltd.	430,000	97,300	KNM Group BHD	126,000	516,374
		338,207	Taewoong Co., Ltd.	8,345	355,397
Computer Systems - 1.46%			Wah Seong Corp. BHD	250,000	236,071
Advantech Co., Ltd.	107,399	315,870			1,328,330
			Oil & Gas - 7.18%
Conglomerates - 3.66%			LUKOIL SP - ADR	6,000	480,000
Bidvest Group Ltd.	11,991	250,101	OAO Gazprom - ADR	300	11,955
Investimentos Itau S.A.	99,103	541,229	Petroleo Brasileiro S.A. SP - ADR	7,987	808,524
		791,330	Thai Oil Public Company, Ltd.	135,000	252,489
Electronic Components - 4.60%					1,552,968
Core Logic, Inc.	10,120	226,832	Pharmaceutical Distribution - 0.79%
Harbin Power Equipment Co., Ltd.	200,000	232,820	Cremer SA *	20,000	171,218
Sarin Technologies, Ltd.	650,000	290,123
Wasion Meters Group, Ltd.	530,000	244,760	Real Estate - 7.32%
		994,535	Hirco PLC*	33,500	264,629
Engineering and Construction - 3.36%			Inversiones y Representaciones S.A.
Ausgroup, Ltd.*	525,000	295,037	SP- GDR*	14,000	292,880
PYI Corp., Ltd.	978,000	431,020	Shanghai Real Estates Ltd.	800,000	235,195
		726,057	Tian An China Investments Ltd.*	475,000	346,501
Gaming Services - 0.91%			Ticon Industrial - NVDR	246,000	118,423
Dreamgate Corp. BHD	401,423	196,619	World Trade Center Moscow*	250,000	132,500
			XXI Century Investments Public Ltd.*	11,000	193,028
					1,583,156
See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
April 30, 2007

		Market
Security	Shares	Value	Security	Shares	Value
Retail-Food - 1.57%			Waste Disposal - 1.12%
Spar Group, Ltd.	45,000	$ 340,305	Promotora Ambiental SA de CV*	95,000	$ 242,494

Retail-Home Furnishings - 0.20%			TOTAL COMMON STOCK
Hola Home Furnishings Co., Ltd.	52,500	44,050	(Cost - $ 11,988,110)		18,865,132

Retail-Major Department Store - 2.78%			RIGHTS - 0.01%
Lifestyle International Holdings, Ltd.	133,000	452,035	Investimentos Itau S.A.
Mitra Adiperkasa Tbk PT	1,600,000	148,779	Rights @8.40 Exp. 6/1/07	99,103	1,343
		600,814	TOTAL RIGHTS (Cost - $1,515)		1,343
Retail-Multilevel Direct Selling - 0.76%
Best World International, Ltd.	225,000	164,472	WARRANTS - 0.00%
			Lippo Bank Certificates of Entitlement*	1,645,265	-
Semiconductors - 6.32%			TOTAL WARRANTS (Cost - $0)		-
ChipMOS TECHNOLOGIES Bermuda, Ltd.*	50,000	346,000
Novatek Microelectronics Corp., Ltd.	11,686	57,459	SHORT TERM INVESTMENTS - 11.64%
Powertech Technology, Inc.	29,000	108,084	Milestone Treasury Obligation
Samsung Electronics Co., Ltd.	729	446,018	Portfolio - Institutional Class, 5.11%	1,232,961	1,232,961
Solmics Co., Ltd.	13,512	160,326	Bank of New York Hamilton Fund
Won Ik Quartz Corp.	35,000	249,262	Premier Class, 4.93%	1,284,024	1,284,024
		1,367,149	TOTAL SHORT TERM INVESTMENTS
Telecommunications - 3.20%			(Cost - $2,516,985)		2,516,985
America Movil SA de CV - ADR	6,100	320,433
Gemtek Technology Corp.	145,151	371,285	Total Investments - 98.88%
		691,718	(Cost - $14,506,610)		21,383,460
Transportation - 2.54%			Other assets less liabilities - 1.12%		244,185
Baltrans Holdings, Ltd.	300,000	182,811	NET ASSETS - 100.00%		$ 21,627,645
Proactive Technology Holdings, Ltd. *	235,000	251,491
PT Berlian Laju Tanker Tbk PT	525,000	116,075
		550,377

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007 (Unaudited)

		Dunham
	Dunham	Corporate /	Dunham	Dunham	Dunham	Dunham
	Short-Term	Government	High-Yield	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Bond Fund	Income Fund	Value Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 33,040,369	$ 61,091,874	$ 42,673,970	$ 24,578,012	$ 38,987,021	$ 11,951,880
Investments in securities, at value	$ 32,919,571	$ 61,290,815	$ 43,364,210	$ 28,124,974	$ 49,364,765	$ 14,404,700
Cash	-	39,733	-	-	-	-
Receivable for securities sold	1,236	201,661	-	-	302,878	-
Interest and dividends receivable	240,561	678,422	879,479	65,904	47,165	29,581
Receivable for fund shares sold	1,770	3,034	2,540	182	633	81
Prepaid expenses and other assets	18,315	20,682	23,588	18,780	19,389	19,382
Total Assets	33,181,453	62,234,347	44,269,817	28,209,840	49,734,830	14,453,744

Liabilities:
Payable for securities purchased	-	4,123,189	240,063	76,890	-	-
Payable for fund shares redeemed	39,734	59,048	7,265	10,053	64,809	2,822
Dividends payable	-	-	24,157	-	-	-
Payable to adviser	15,416	24,249	21,601	15,186	26,701	7,847
Payable to sub-adviser	6,897	12,506	7,050	37,431	-	1,697
Payable for distribution fees	5,204	5,570	5,643	3,206	6,110	2,086
Payable for administration fees	6,075	7,263	3,418	4,417	5,767	2,694
Payable for fund accounting	6,155	8,368	2,145	3,127	4,870	2,226
Payable to transfer agent	3,907	2,605	2,865	3,043	3,093	2,941
Payable for custody fees	5,498	8,842	4,777	4,998	3,335	3,968
Accrued expenses and other liabilities	17,754	9,135	8,066	9,220	9,871	10,456
Total Liabilities	106,640	4,260,775	327,050	167,571	124,556	36,737

Net Assets	$ 33,074,813	$ 57,973,572	$ 43,942,767	$ 28,042,269	$ 49,610,274	$ 14,417,007

Net Assets:
Paid in capital	33,522,492	58,045,445	43,330,888	24,780,113	38,656,371	11,141,799
Undistributed net investment income (loss)	9	(1,237)	1,120	(793,328)	258,072	36,634
Accumulated net realized gain (loss) on			.
investments and foreign currency transactions	(326,890)	(269,577)	(79,481)	508,522	318,087	785,754
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(120,798)	198,941	690,240	3,546,962	10,377,744	2,452,820

Net Assets	$ 33,074,813	$ 57,973,572	$ 43,942,767	$ 28,042,269	$ 49,610,274	$ 14,417,007

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 8,146,455	$ 8,850,579	$ 8,952,547	$ 4,001,283	$ 7,491,507	$ 2,451,235
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	822,307	653,973	884,393	461,246	593,805	139,022
Net asset value, offering and
redemption price per share	$ 9.91	$ 13.53	$ 10.12	$ 8.67	$ 12.62	$ 17.63

Class N Shares:
Net Assets	$ 24,912,536	$ 49,122,979	$ 34,956,243	$ 23,979,657	$ 42,093,206	$ 11,788,662
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	2,511,172	3,610,681	3,444,069	2,727,170	3,288,253	649,179
Net asset value, offering and
redemption price per share	$ 9.92	$ 13.60	$ 10.15	$ 8.79	$ 12.80	$ 18.16

Class A Shares:
Net Assets	$ 15,822	$ 14	$ 33,977	$ 61,329	$ 25,561	$ 177,110
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	1,590	1	3,341	6,982	1,997	9,757
Net asset value and redemption price per share	$ 9.95	$ 13.60	$ 10.17	$ 8.78	$ 12.80	$ 18.15
Offering price per share	$ 10.31	$ 14.24	$ 10.65	$ 9.32	$ 13.58	$ 19.26

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2007 (Unaudited)

					Dunham
	Dunham	Dunham	Dunham	Dunham	Emerging
	International	Small Cap	Large Cap	Small Cap	Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 36,022,054	$ 24,653,892	$ 53,338,051	$ 27,839,334	$ 14,506,610
Investments in securities, at value	$ 44,851,156	$ 28,027,571	$ 58,729,264	$ 29,912,661	$ 21,383,460
Foreign currency, at value (Cost - $102,355 and
$323,611, respectively)	102,025	-	-	-	323,614
Receivable for securities sold	236,296	319,264	1,835,330	2,120,325	256,721
Interest and dividends receivable	358,458	32,321	41,354	13,587	43,848
Receivable for fund shares sold	237	163	433	114	186
Prepaid expenses and other assets	20,993	17,220	21,205	20,343	18,100
Total Assets	45,569,165	28,396,539	60,627,586	32,067,030	22,025,929

Liabilities:
Payable for securities purchased	1,722,926	126,381	3,147,862	1,701,759	242,295
Payable for fund shares redeemed	29,748	1,481	37,923	10,420	10,712
Payable for open forward foreign currency
contracts	353	-	-	-	233
Payable to adviser	23,287	15,170	30,933	16,461	11,764
Payable to sub-adviser	17,862	163,904	-	-	101,236
Payable for distribution fees	6,299	3,743	6,491	3,957	2,431
Payable for administration fees	3,813	5,490	6,150	3,954	2,746
Payable for fund accounting fees	6,331	4,226	5,163	4,153	6,514
Payable for transfer agent fees	2,832	3,546	2,558	3,016	3,169
Payable for custody fees	6,650	6,900	7,388	7,786	9,743
Accrued expenses and other liabilities	8,690	9,677	7,787	7,831	7,441
Total Liabilities	1,828,791	340,518	3,252,255	1,759,337	398,284

Net Assets	$ 43,740,374	$ 28,056,021	$ 57,375,331	$ 30,307,693	$ 21,627,645

Net Assets:
Paid in capital	33,539,507	23,838,975	50,961,626	26,706,042	14,199,212
Undistributed net investment income (loss)	211,570	(76,359)	47,545	(137,077)	(65,237)
Accumulated net realized gain on
investments and foreign currency transactions	1,156,544	919,726	974,947	1,665,401	617,346
Net unrealized appreciation on
investments and foreign currency transactions	8,832,753	3,373,679	5,391,213	2,073,327	6,876,324

Net Assets	$ 43,740,374	$ 28,056,021	$ 57,375,331	$ 30,307,693	$ 21,627,645

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 7,846,821	$ 4,589,160	$ 8,038,991	$ 4,818,314	$ 2,929,117
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	515,801	378,743	1,685,273	347,502	148,369
Net asset value, offering and
redemption price per share	$ 15.21	$ 12.12	$ 4.77	$ 13.87	$ 19.74

Class N Shares:
Net Assets	$ 35,880,336	$ 23,456,192	$ 49,141,788	$ 25,481,341	$ 18,618,994
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	2,298,310	1,884,266	10,052,575	1,790,582	937,749
Net asset value, offering and
redemption price per share	$ 15.61	$ 12.45	$ 4.89	$ 14.23	$ 19.85

Class A Shares:
Net Assets	$ 13,217	$ 10,669	$ 194,552	$ 8,038	$ 79,534
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	847	857	39,811	565	4,007
Net asset value and redemption price per share	$ 15.60	$ 12.45	$ 4.89	$ 14.24	$ 19.85
Offering price per share	$ 16.55	$ 13.21	$ 5.19	$ 15.10	$ 21.06

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2007 (Unaudited)

		Dunham
	Dunham	Corporate /	Dunham	Dunham	Dunham	Dunham
	Short-Term	Government	High-Yield	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Bond Fund	Income Fund	Value Fund	Stock Fund
Investment Income:
Interest income	$ 773,775	$ 1,439,126	$ 1,331,079	$ 151,535	$ 45,467	$ 16,421
Dividend income	-	2,086	18,625	125,319	589,464	141,585
Less: Foreign withholding taxes	-	-	-	-	-	(191)
Total Investment Income	773,775	1,441,212	1,349,704	276,854	634,931	157,815

Operating Expenses:
Investment advisory fees	89,146	131,962	102,602	85,100	139,492	40,917
Sub-advisory fulcrum fee	32,417	65,980	85,544	78,554	92,447	25,242
Sub-advisory performance fee	(27,284)	(57,578)	(51,451)	(31,138)	(92,417)	(10,918)
Distribution fees	30,001	31,807	31,558	17,736	32,449	11,130
Administration fees	20,397	34,228	20,352	16,948	26,336	7,826
Fund accounting fees	20,209	40,384	23,096	14,084	21,452	7,303
Registration fees	17,815	19,815	15,596	19,316	19,315	18,315
Transfer agent fees	12,963	14,380	14,380	13,281	14,380	13,630
Professional fees	7,499	8,101	6,199	7,376	7,588	6,996
Custodian fees	5,356	13,619	7,525	3,749	3,658	2,987
Printing and postage expense	3,784	4,369	596	2,645	3,895	1,824
Insurance expense	3,556	1,781	496	1,119	1,629	559
Chief Compliance Officer fees	2,406	4,751	1,240	2,987	4,344	1,493
Trustees' fees	1,537	1,452	596	702	1,202	702
Miscellaneous expenses	2,398	1,992	992	1,742	1,492	1,592
Total Operating Expenses	222,200	317,043	259,321	234,201	277,262	129,598
Less: Sub-Advisory fees waived	(8,104)	(13,196)	-	-	-	(12,621)
Net Operating Expenses	214,096	303,847	259,321	234,201	277,262	116,977

Net Investment Income	559,679	1,137,365	1,090,383	42,653	357,669	40,838

Realized and Unrealized
Gain on Investments and
Foreign Currency:
Net realized gain from investments
and foreign currency	23,319	171,434	139,562	567,448	326,990	764,284
Capital gain distributions from
real estate investment trusts	-	-	-	-	-	63,362
Net change in unrealized appreciation
on investments and
foreign currency	104,764	(26,667)	558,140	1,051,287	3,192,152	(440,415)
Net Realized and Unrealized Gain	128,083	144,767	697,702	1,618,735	3,519,142	387,231

Net Increase in Net Assets
Resulting From Operations	$ 687,762	$ 1,282,132	$ 1,788,085	$ 1,661,388	$ 3,876,811	$ 428,069

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended April 30, 2007 (Unaudited)

					Dunham
	Dunham	Dunham	Dunham	Dunham	Emerging
	International	Small Cap	Large Cap	Small Cap	Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Investment Income:
Interest income	$ 54,764	$ 22,401	$ 105,020	$ 46,036	$ 57,052
Dividend income	593,820	251,441	255,472	15,850	212,993
Less: Foreign withholding taxes	(32,003)	-	-	(40)	(26,183)
Total Investment Income	616,581	273,842	360,492	61,846	243,862

Operating Expenses:
Investment advisory fees	115,516	79,616	155,282	86,223	60,685
Sub-advisory fulcrum fee	115,516	67,378	119,610	66,433	46,688
Sub-advisory performance fee	(26,707)	127,159	(59,866)	(66,410)	82,563
Fund accounting fees	36,764	13,241	24,382	16,257	20,284
Distribution fees	31,442	19,893	33,226	21,025	12,606
Custodian fees	30,911	5,446	16,317	13,630	20,877
Administration fees	21,435	17,273	30,223	16,224	11,938
Registration fees	18,815	21,315	19,315	17,315	20,315
Transfer agent fees	14,380	13,705	14,380	13,380	14,380
Professional fees	7,463	7,680	7,926	7,195	6,075
Printing and postage expense	3,696	3,622	4,270	2,597	1,998
Chief Compliance Officer fees	3,172	2,036	3,937	2,444	1,858
Trustees' fees	1,452	702	702	702	702
Insurance expense	815	764	1,475	916	509
Miscellaneous expenses	1,992	992	1,492	992	992
Total Operating Expenses	376,662	380,822	372,671	198,923	302,470
Less: Sub-Advisory fees waived	-	(30,621)	(59,724)	-	(28,008)
Net Operating Expenses	376,662	350,201	312,947	198,923	274,462

Net Investment Income (Loss)	239,919	(76,359)	47,545	(137,077)	(30,600)

Realized and Unrealized
Gain on Investments and
Foreign Currency:
Net realized gain from investments
and foreign currency	1,192,177	912,717	1,104,791	1,688,076	620,806
Capital gain distributions from
real estate investment trusts	-	12,831	-	-	-
Net change in unrealized appreciation
on investments and
foreign currency	3,887,473	1,956,986	2,389,448	387,255	3,492,406
Net Realized and Unrealized Gain	5,079,650	2,882,534	3,494,239	2,075,331	4,113,212

Net Increase in Net Assets
Resulting From Operations	$ 5,319,569	$ 2,806,175	$ 3,541,784	$ 1,938,254	$ 4,082,612

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham		Dunham		Dunham
	Short-Term		Corporate/Government		High-Yield
	Bond Fund		Bond Fund		Bond Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$ 559,679	$ 856,493	$ 1,137,365	$ 1,550,473	$ 1,090,383	$ 1,054,317
Net realized gain (loss) from investments
and foreign currency	23,319	(76,250)	171,434	(409,992)	139,562	(212,691)
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	104,764	204,355	(26,667)	786,834	558,140	318,866
Net Increase in Net Assets
Resulting From Operations	687,762	984,598	1,282,132	1,927,315	1,788,085	1,160,492

Distributions to Shareholders From:
Net Realized Gains:
Class C	-	-	-	(58,261)	-	-
Class N	-	-	-	(163,354)	-	-
Net Investment Income:
Class A					(114)
Class C	(111,466)	(208,278)	(155,815)	(362,067)	(241,965)	(308,394)
Class N	(433,081)	(604,867)	(984,125)	(1,399,702)	(847,648)	(745,467)
Total Dividends and Distributions
to Shareholders	(544,547)	(813,145)	(1,139,940)	(1,983,384)	(1,089,727)	(1,053,861)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	15,796	-	14	-	33,786	-
Class C	969,116	596,739	1,724,230	1,217,185	1,109,717	6,528,543
Class N	7,391,790	9,403,405	15,757,306	15,839,093	19,582,869	11,967,366
Reinvestment of dividends and distributions
Class C	111,466	208,278	155,815	420,328	99,072	137,577
Class N	433,081	604,866	984,125	1,563,056	847,648	745,467
Cost of shares redeemed
Class C	(1,055,090)	(5,952,979)	(1,334,558)	(4,371,704)	(378,649)	(1,233,167)
Class N	(5,212,506)	(5,946,868)	(6,615,870)	(5,301,670)	(4,905,460)	(2,027,327)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	2,653,653	(1,086,559)	10,671,062	9,366,288	16,388,983	16,118,459

Total Increase (Decrease) in Net Assets	2,796,868	(915,106)	10,813,254	9,310,219	17,087,341	16,225,090

Net Assets:
Beginning of period	30,277,945	31,193,051	47,160,318	37,850,099	26,855,426	10,630,336
End of period**	$ 33,074,813	$ 30,277,945	$ 57,973,572	$ 47,160,318	$ 43,942,767	$ 26,855,426
** Includes undistributed net investment
income (loss) at end of period	$ 9	$ 13,675	$ (1,237)	$ 1,338	$ 1,120	$ 464

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham
	Appreciation &		Large Cap		Real Estate
	Income Fund		Value Fund		Stock Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 42,653	$ (70,709)	$ 357,669	$ 204,617	$ 40,838	$ (43,790)
Net realized gain from investments
and foreign currency	567,448	1,720,786	326,990	2,214,549	764,284	2,270,352
Capital gain distributions from
real estate investment trusts	-	-	-	28,305	63,362	138,290
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	1,051,287	675,942	3,192,152	1,539,022	(440,415)	646,689
Net Increase in Net Assets
Resulting From Operations	1,661,388	2,326,019	3,876,811	3,986,493	428,069	3,011,541

Distributions to Shareholders From:
Net Realized Gains:
Class C	(249,910)	(372,791)	(354,196)	(519,255)	(429,692)	(356,770)
Class N	(1,522,877)	(1,407,153)	(1,879,881)	(1,869,259)	(1,946,799)	(1,318,626)
Net Investment Income:
Class C	(33,902)	(43,978)	-	-	(760)	(10,489)
Class N	(546,987)	(175,361)	(224,196)	(80,018)	(3,444)	(44,718)
Total Dividends and Distributions
to Shareholders	(2,353,676)	(1,999,283)	(2,458,273)	(2,468,532)	(2,380,695)	(1,730,603)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	60,362	-	25,579	-	175,621	-
Class C	1,168,316	673,539	1,588,778	834,567	574,126	343,364
Class N	5,684,866	6,858,056	10,236,550	10,398,838	2,695,044	2,796,539
Reinvestment of dividends and distributions
Class C	283,812	416,769	354,196	519,255	430,452	367,259
Class N	2,069,864	1,582,514	2,104,077	1,949,277	1,950,243	1,363,344
Cost of shares redeemed
Class C	(779,917)	(1,878,844)	(761,878)	(3,070,427)	(256,964)	(790,200)
Class N	(4,140,698)	(1,889,468)	(4,068,912)	(5,258,424)	(887,362)	(2,068,747)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	4,346,605	5,762,566	9,478,390	5,373,086	4,681,160	2,011,559

Total Increase in Net Assets	3,654,317	6,089,302	10,896,928	6,891,047	2,728,534	3,292,497

Net Assets:
Beginning of period	24,387,952	18,298,650	38,713,346	31,822,299	11,688,473	8,395,976
End of period**	$ 28,042,269	$ 24,387,952	$ 49,610,274	$ 38,713,346	$ 14,417,007	$ 11,688,473
** Includes undistributed net investment
income (loss) at end of period	$ (793,328)	$ (255,092)	$ 258,072	$ 124,599	$ 36,634	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham
	International		Small Cap		Large Cap
	Stock Fund		Value Fund		Growth Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 239,919	$ (157,830)	$ (76,359)	$ (57,739)	$ 47,545	$ (175,859)
Net realized gain from investments
and foreign currency	1,192,177	2,412,430	912,717	3,889,088	1,104,791	1,082,269
Capital gain distributions from
other investment companies	-	-	12,831	19,876	-	-
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	3,887,473	3,555,602	1,956,986	(763,787)	2,389,448	232,664
Net Increase in Net Assets
Resulting From Operations	5,319,569	5,810,202	2,806,175	3,087,438	3,541,784	1,139,074

Distributions to Shareholders From:
Net Realized Gains:
Class C	(415,074)	(811,071)	(658,026)	(258,523)	(170,638)	(696,283)
Class N	(1,857,506)	(2,662,183)	(3,215,270)	(877,490)	(992,784)	(2,639,999)
Net Investment Income:
Class C	(5,229)	-	-	-	-	-
Class N	(23,771)	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(2,301,580)	(3,473,254)	(3,873,296)	(1,136,013)	(1,163,422)	(3,336,282)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	12,883	-	10,709	-	190,909	-
Class C	2,001,086	729,876	1,064,268	479,967	2,140,482	1,052,535
Class N	8,166,261	7,723,201	4,560,787	5,906,459	13,694,537	13,825,849
Reinvestment of dividends and distributions
Class C	420,303	811,071	658,026	258,523	170,638	696,283
Class N	1,881,277	2,662,183	3,215,270	877,490	992,784	2,639,999
Cost of shares redeemed
Class C	(776,748)	(2,263,387)	(631,311)	(1,665,986)	(698,551)	(3,041,987)
Class N	(3,139,604)	(3,576,607)	(2,245,361)	(2,369,628)	(3,955,734)	(4,134,122)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	8,565,458	6,086,337	6,632,388	3,486,825	12,535,065	11,038,557

Total Increase in Net Assets	11,583,447	8,423,285	5,565,267	5,438,250	14,913,427	8,841,349

Net Assets:
Beginning of period	32,156,927	23,733,642	22,490,754	17,052,504	42,461,904	33,620,555
End of period**	$ 43,740,374	$ 32,156,927	$ 28,056,021	$ 22,490,754	$ 57,375,331	$ 42,461,904
** Includes undistributed net investment
income (loss) at end of period	$ 211,570	$ 651	$ (76,359)	$ -	$ 47,545	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham
	Small Cap		Emerging Markets
	Growth Fund		Stock Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2007	October 31,2006	April 30, 2007	October 31,2006
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (137,077)	$ (345,817)	$ (30,600)	$ (24,379)
Net realized gain (loss) from investments
and foreign currency	1,688,076	1,103,892	620,806	3,055,971
Net change in unrealized appreciation
on investments
and foreign currency	387,255	832,730	3,492,406	1,176,850
Net Increase in Net Assets
Resulting From Operations	1,938,254	1,590,805	4,082,612	4,208,442

Distributions to Shareholders From:
Net Realized Gains:
Class C	(126,159)	(878,105)	(390,475)	(381,476)
Class N	(646,402)	(3,143,223)	(2,379,630)	(1,771,832)
Net Investment Income:
Class C	-	-	(28,864)	-
Class N	-	-	(265,372)	(121,541)
Total Dividends and Distributions
to Shareholders	(772,561)	(4,021,328)	(3,064,341)	(2,274,849)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	8,147	-	76,884	-
Class C	1,099,238	678,653	755,215	397,362
Class N	5,770,631	6,949,382	3,405,250	3,484,476
Reinvestment of dividends and distributions
Class C	126,159	878,105	419,339	381,476
Class N	646,402	3,143,223	2,645,002	1,893,373
Cost of shares redeemed
Class A	-	-	(78)	-
Class C	(466,323)	(1,731,799)	(574,643)	(1,403,407)
Class N	(2,321,982)	(2,433,739)	(2,649,766)	(2,571,029)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	4,862,272	7,483,825	4,077,203	2,182,251

Total Increase in Net Assets	6,027,965	5,053,302	5,095,474	4,115,844

Net Assets:
Beginning of period	24,279,728	19,226,426	16,532,171	12,416,327
End of period**	$ 30,307,693	$ 24,279,728	$ 21,627,645	$ 16,532,171
** Includes undistributed net investment
income (loss) at end of period	$ (137,077)	$ -	$ (65,237)	$ 259,599

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Dunham			Dunham
		Short-Term			Corporate/Government
		Bond Fund			Bond Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,
	2007	2006	2005*	2007	2006	2005*
Class C:	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 9.87	$ 9.82	$ 10.00	$ 13.51	$ 13.61	$ 13.90
Income (loss) from investment operations:
Net investment income**	0.14	0.22	0.12	0.25	0.42	0.23
Net realized and unrealized gain (loss)	0.04	0.05	(0.17)	0.02	0.09	(0.29)
Total income (loss) from investment operations	0.18	0.27	(0.05)	0.27	0.51	(0.06)
Less distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.13)	(0.25)	(0.53)	(0.23)
Distributions from net realized gains	0.00	0.00	0.00	0.00	(0.08)	0.00
Total distributions	(0.14)	(0.22)	(0.13)	(0.25)	(0.61)	(0.23)
Net asset value, end of period	$ 9.91	$ 9.87	$ 9.82	$ 13.53	$ 13.51	$ 13.61

Total return +	1.79%	2.76%	(0.54)%	1.96%	3.85%	(0.42)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,147	$ 8,088	$ 13,194	$ 8,851	$ 8,288	$ 11,102
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.94%	2.13%	2.20%	1.86%	2.18%	2.22%
After advisory fee waivers***	1.89%	2.12%	2.20%	1.81%	2.15%	2.19%
Ratios of net investment income to
average net assets:
Before advisory fee waivers***	2.91%	2.26%	1.34%	3.65%	3.09%	1.82%
After advisory fee waivers***	2.96%	2.27%	1.34%	3.70%	3.12%	1.85%
Portfolio turnover rate	45%	57%	201%	178%	300%	358%

Class N:
Net asset value, beginning of period	$ 9.88	$ 9.82	$ 10.00	$ 13.58	$ 13.62	$ 13.90
Income (loss) from investment operations:
Net investment income**	0.18	0.30	0.18	0.30	0.52	0.32
Net realized and unrealized gain (loss)	0.04	0.04	(0.18)	0.02	0.10	(0.29)
Total income from investment operations	0.22	0.34	0.00	0.32	0.62	0.03
Less distributions:
Distributions from net investment income	(0.18)	(0.28)	(0.18)	(0.30)	(0.58)	(0.31)
Distributions from net realized gains	0.00	0.00	0.00	0.00	(0.08)	0.00
Total distributions	(0.18)	(0.28)	(0.18)	(0.30)	(0.66)	(0.31)
Net asset value, end of period	$ 9.92	$ 9.88	$ 9.82	$ 13.60	$ 13.58	$ 13.62

Total return +	2.15%	3.53%	0.04%	2.32%	4.67%	0.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 24,913	$ 22,190	$ 17,999	$ 49,123	$ 38,872	$ 26,748
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.19%	1.38%	1.45%	1.11%	1.43%	1.47%
After advisory fee waivers***	1.14%	1.37%	1.45%	1.06%	1.40%	1.44%
Ratios of net investment income to
average net assets:
Before advisory fee waivers***	3.66%	3.01%	2.09%	4.40%	3.84%	2.57%
After advisory fee waivers***	3.71%	3.02%	2.09%	4.45%	3.87%	2.60%
Portfolio turnover rate	45%	57%	201%	178%	300%	358%

*All Funds commenced operations on December 10, 2004, with the exception of Short-Term Bond, which commenced operations on December 13, 2004 and High-Yield Bond, which commenced operations on July 1, 2005.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Dunham			Dunham
		High-Yield			Appreciation &
		Bond Fund			Income Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,
	2007	2006	2005*	2007	2006	2005*
Class C:	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 9.90	$ 9.82	$ 10.00	$ 8.90	$ 8.95	$ 8.95
Income (loss) from investment operations:
Net investment income (loss)**	0.29	0.51	0.12	(0.02)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	0.22	0.06	(0.17)	0.53	1.06	0.11
Total income (loss) from investment operations	0.51	0.57	(0.05)	0.51	0.95	0.00
Less distributions:
Distributions from net investment income	(0.29)	(0.49)	(0.13)	(0.09)	(0.12)	0.00
Distributions from net realized gains	0.00	0.00	0.00	(0.65)	(0.88)	0.00
Total distributions	(0.29)	(0.49)	(0.13)	(0.74)	(1.00)	0.00
Net asset value, end of period	$ 10.12	$ 9.90	$ 9.82	$ 8.67	$ 8.90	$ 8.95

Total return +	5.14%	5.92%	(0.53)%	6.03%	11.09%	0.00%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,953	$ 7,942	$ 2,498	$ 4,001	$ 3,401	$ 4,179
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.10%	2.59%	3.47%	2.68%	3.10%	3.22%
After advisory fee waivers***	2.10%	2.59%	3.47%	2.68%	3.10%	3.22%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	5.83%	5.16%	3.71%	(0.45)%	(1.16)%	(1.36)%
After advisory fee waivers***	5.83%	5.16%	3.71%	(0.45)%	(1.16)%	(1.36)%
Portfolio turnover rate	31%	55%	20%	55%	78%	92%

Class N:
Net asset value, beginning of period	$ 9.91	$ 9.82	$ 10.00	$ 9.11	$ 9.03	$ 8.95
Income (loss) from investment operations:
Net investment income (loss)**	0.33	0.58	0.15	0.02	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.24	0.07	(0.18)	0.54	1.05	0.11
Total income (loss) from investment operations	0.57	0.65	(0.03)	0.56	1.04	0.08
Less distributions:
Distributions from net investment income	(0.33)	(0.56)	(0.15)	(0.23)	(0.08)	0.00
Distributions from net realized gains	0.00	0.00	0.00	(0.65)	(0.88)	0.00
Total distributions	(0.33)	(0.56)	(0.15)	(0.88)	(0.96)	0.00
Net asset value, end of period	$ 10.15	$ 9.91	$ 9.82	$ 8.79	$ 9.11	$ 9.03

Total return +	5.59%	6.77%	(0.32)%	6.60%	12.08%	0.89%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 34,956	$ 18,913	$ 8,132	$ 23,980	$ 20,987	$ 14,120
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.35%	1.84%	2.72%	1.68%	2.10%	2.22%
After advisory fee waivers***	1.35%	1.84%	2.72%	1.68%	2.10%	2.22%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	6.58%	5.91%	4.46%	0.55%	(0.16)%	(0.36)%
After advisory fee waivers***	6.58%	5.91%	4.46%	0.55%	(0.16)%	(0.36)%
Portfolio turnover rate	31%	55%	20%	55%	78%	92%

*All Funds commenced operations on December 10, 2004, with the exception of Short-Term Bond, which commenced operations on December 13, 2004 and High-Yield Bond, which commenced operations on July 1, 2005.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Dunham			Dunham
		Large Cap			Real Estate
		Value Fund			Stock Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,
	2007	2006	2005*	2007	2006	2005*
Class C:	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 12.26	$ 11.85	$ 11.00	$ 21.31	$ 19.85	$ 18.51
Income from investment operations:
Net investment income (loss)**	0.05	(0.02)	(0.07)	0.12	(0.23)	(0.04)
Net realized and unrealized gain	1.01	1.32	0.92	0.45	5.73	1.38
Total income from investment operations	1.06	1.30	0.85	0.57	5.50	1.34
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	(0.01)	(0.12)	0.00
Distributions from net realized gains	(0.70)	(0.89)	0.00	(4.24)	(3.92)	0.00
Total distributions	(0.70)	(0.89)	0.00	(4.25)	(4.04)	0.00
Net asset value, end of period	$ 12.62	$ 12.26	$ 11.85	$ 17.63	$ 21.31	$ 19.85

Total return +	8.89%	11.48%	7.73%	3.22%	33.15%	7.24%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 7,492	$ 6,105	$ 7,582	$ 2,451	$ 2,069	$ 1,940
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.16%	2.55%	2.75%	2.89%	3.21%	3.51%
After advisory fee waivers***	2.16%	2.50%	2.67%	2.69%	3.15%	3.51%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	0.79%	(0.27)%	(0.77)%	1.22%	(1.30)%	(0.25)%
After advisory fee waivers***	0.79%	(0.22)%	(0.69)%	1.42%	(1.24)%	(0.25)%
Portfolio turnover rate	8%	22%	32%	43%	131%	97%

Class N:
Net asset value, beginning of period	$ 12.45	$ 11.95	$ 11.00	$ 21.73	$ 20.02	$ 18.51
Income from investment operations:
Net investment income (loss)**	0.11	0.09	0.03	0.22	(0.05)	0.12
Net realized and unrealized gain (loss)	1.02	1.34	0.92	0.46	5.81	1.39
Total income (loss) from investment operations	1.13	1.43	0.95	0.68	5.76	1.51
Less distributions:
Distributions from net investment income	(0.08)	(0.04)	0.00	(0.01)	(0.13)	0.00
Distributions from net realized gains	(0.70)	(0.89)	0.00	(4.24)	(3.92)	0.00
Total distributions	(0.78)	(0.93)	0.00	(4.25)	(4.05)	0.00
Net asset value, end of period	$ 12.80	$ 12.45	$ 11.95	$ 18.16	$ 21.73	$ 20.02

Total return +	9.40%	12.54%	8.64%	3.74%	34.45%	8.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 42,093	$ 32,609	$ 24,240	$ 11,789	$ 9,619	$ 6,456
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.16%	1.55%	1.75%	1.89%	2.21%	2.51%
After advisory fee waivers***	1.16%	1.50%	1.67%	1.69%	2.15%	2.51%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	1.79%	0.73%	0.23%	2.22%	(0.30)%	0.75%
After advisory fee waivers***	1.79%	0.78%	0.31%	2.42%	(0.24)%	0.75%
Portfolio turnover rate	8%	22%	32%	43%	131%	97%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Dunham			Dunham
		International			Small Cap
		Stock Fund			Value Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,
	2007	2006	2005*	2007	2006	2005*
Class C:	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 14.13	$ 13.28	$ 12.47	$ 12.94	$ 11.90	$ 12.59
Income (loss) from investment operations:
Net investment income (loss)**	0.03	(0.18)	(0.13)	(0.08)	(0.14)	(0.27)
Net realized and unrealized gain (loss)	2.06	2.95	0.94	1.50	1.97	(0.42)
Total income (loss) from investment operations	2.09	2.77	0.81	1.42	1.83	(0.69)
Less distributions:
Distributions from net investment income	(0.01)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(1.00)	(1.92)	0.00	(2.24)	(0.79)	0.00
Total distributions froms investment operations	(1.01)	(1.92)	0.00	(2.24)	(0.79)	0.00
Net asset value, end of period	$ 15.21	$ 14.13	$ 13.28	$ 12.12	$ 12.94	$ 11.90

Total return +	15.28%	22.99%	6.49%	11.85%	16.13%	(5.48)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 7,847	$ 5,721	$ 6,006	$ 4,589	$ 3,715	$ 4,296
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.95%	3.19%	3.02%	3.95%	3.05%	3.27%
After advisory fee waivers***	2.95%	3.19%	3.02%	3.70%	2.84%	3.27%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	0.49%	(1.35)%	(1.12)%	(1.27)%	(1.30)%	(2.46)%
After advisory fee waivers***	0.49%	(1.35)%	(1.12)%	(1.02)%	(1.08)%	(2.46)%
Portfolio turnover rate	21%	62%	135%	22%	127%	42%

Class N:
Net asset value, beginning of period	$ 14.41	$ 13.39	$ 12.47	$ 13.18	$ 12.00	$ 12.59
Income (loss) from investment operations:
Net investment income (loss)**	0.11	(0.05)	(0.01)	(0.02)	(0.01)	(0.16)
Net realized and unrealized gain (loss)	2.10	2.99	0.93	1.53	1.98	(0.43)
Total income (loss) from investment operations	2.21	2.94	0.92	1.51	1.97	(0.59)
Less distributions:
Distributions from net investment income	(0.01)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(1.00)	(1.92)	0.00	(2.24)	(0.79)	0.00
Total distributions froms investment operations	(1.01)	(1.92)	0.00	(2.24)	(0.79)	0.00
Net asset value, end of period	$ 15.61	$ 14.41	$ 13.39	$ 12.45	$ 13.18	$ 12.00

Total return +	15.84%	24.21%	7.38%	12.37%	17.22%	(4.69)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 35,880	$ 26,436	$ 17,728	$ 23,456	$ 18,776	$ 12,757
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.95%	2.19%	2.02%	2.95%	2.05%	2.27%
After advisory fee waivers***	1.95%	2.19%	2.02%	2.70%	1.84%	2.27%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	1.49%	(0.35)%	(0.12)%	(0.27)%	(0.30)%	(1.46)%
After advisory fee waivers***	1.49%	(0.35)%	(0.12)%	(0.02)%	(0.08)%	(1.46)%
Portfolio turnover rate	21%	62%	135%	22%	127%	42%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Dunham			Dunham
		Large Cap			Small Cap
		Growth Fund			Growth Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended	Period Ended
	April 30,	October 31,	October 31,	April 30,	October 31,	October 31,
	2007	2006	2005*	2007	2006	2005*
	(Unaudited)			(Unaudited)
Class C:
Net asset value, beginning of period	$ 4.59	$ 4.93	$ 4.63	$ 13.34	$ 15.47	$ 14.81
Income (loss) from investment operations:
Net investment income**	(0.02)	(0.06)	(0.08)	(0.13)	(0.34)	(0.38)
Net realized and unrealized gain	0.33	0.20	0.38	1.09	1.44	1.04
Total income from investment operations	0.31	0.14	0.30	0.96	1.10	0.66
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(0.13)	(0.48)	0.00	(0.43)	(3.23)	0.00
Total distributions froms investment operations	(0.13)	(0.48)	0.00	(0.43)	(3.23)	0.00
Net asset value, end of period	$ 4.77	$ 4.59	$ 4.93	$ 13.87	$ 13.34	$ 15.47

Total return +	6.78%	2.83%	6.48%	7.29%	7.33%	4.46%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,039	$ 6,137	$ 7,849	$ 4,818	$ 3,899	$ 4,575
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.43%	2.65%	2.82%	2.36%	2.82%	3.10%
After advisory fee waivers***	2.18%	2.36%	2.68%	2.36%	2.82%	3.10%
Ratios of net investment (loss) to
average net assets:
Before advisory fee waivers***	(0.67)%	(1.56)%	(2.00)%	(1.90)%	(2.39)%	(2.85)%
After advisory fee waivers***	(0.42)%	(1.27)%	(1.86)%	(1.90)%	(2.39)%	(2.85)%
Portfolio turnover rate	115%	248%	118%	110%	237%	197%

Class N:
Net asset value, beginning of period	$ 4.48	$ 4.97	$ 4.63	$ 13.62	$ 15.60	$ 14.81
Income from investment operations:
Net investment income (loss)**	0.21	(0.01)	(0.04)	(0.06)	(0.20)	(0.25)
Net realized and unrealized gain	0.33	0.20	0.38	1.10	1.45	1.04
Total income from investment operations	0.54	0.19	0.34	1.04	1.25	0.79
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(0.13)	(0.48)	0.00	(0.43)	(3.23)	0.00
Total distributions froms investment operations	(0.13)	(0.48)	0.00	(0.43)	(3.23)	0.00
Net asset value, end of period	$ 4.89	$ 4.48	$ 4.97	$ 14.23	$ 13.62	$ 15.60

Total return +	7.30%	3.90%	7.34%	7.74%	8.42%	5.33%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 49,142	$ 36,325	$ 25,771	$ 25,481	$ 20,381	$ 14,651
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.43%	1.65%	1.82%	1.36%	1.82%	2.10%
After advisory fee waivers***	1.18%	1.36%	1.68%	1.36%	1.82%	2.10%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	0.33%	(0.56)%	(1.00)%	(0.90)%	(1.39)%	(1.85)%
After advisory fee waivers***	0.58%	(0.27)%	(0.86)%	(0.90)%	(1.39)%	(1.85)%
Portfolio turnover rate	115%	248%	118%	110%	237%	197%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Dunham
		Emerging Markets
		Stock Fund
	Six Months Ended	Year Ended	Period Ended
	April 30,	October 31,	October 31,
	2007	2006	2005*
Class C:	(Unaudited)
Net asset value, beginning of period	$ 18.95	$ 16.90	$ 13.93
Income from investment operations:
Net investment loss**	(0.14)	(0.19)	(0.14)
Net realized and unrealized gain	4.30	5.17	3.11
Total income from investment operations	4.16	4.98	2.97
Less distributions:
Distributions from net investment income	(0.23)	0.00	0.00
Distributions from net realized gains	(3.14)	(2.93)	0.00
Total distributions froms investment operations	(3.37)	(2.93)	0.00
Net asset value, end of period	$ 19.74	$ 18.95	$ 16.90

Total return +	23.71%	32.91%	21.32%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 2,929	$ 2,212	$ 2,519
Ratios of expenses to average net assets:
Before advisory fee waivers***	4.12%	3.37%	3.94%
After advisory fee waivers***	3.82%	3.27%	3.94%
Ratios of net investment loss to
average net assets:
Before advisory fee waivers***	(1.46)%	(1.11)%	(0.97)%
After advisory fee waivers***	(1.16)%	(1.01)%	(0.97)%
Portfolio turnover rate	34%	73%	65%

Class N:
Net asset value, beginning of period	$ 19.07	$ 17.03	$ 13.93
Income from investment operations:
Net investment income (loss)**	(0.04)	0.00	0.00
Net realized and unrealized gain	4.31	5.17	3.10
Total income from investment operations	4.27	5.17	3.10
Less distributions:
Distributions from net investment income	(0.35)	(0.20)	0.00
Distributions from net realized gains	(3.14)	(2.93)	0.00
Total distributions froms investment operations	(3.49)	(3.13)	0.00
Net asset value, end of period	$ 19.85	$ 19.07	$ 17.03

Total return +	24.31%	34.20%	22.25%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 18,619	$ 14,320	$ 9,898
Ratios of expenses to average net assets:
Before advisory fee waivers***	3.12%	2.37%	2.94%
After advisory fee waivers***	2.82%	2.27%	2.94%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	(0.46)%	(0.11)%	0.03%
After advisory fee waivers***	(0.16)%	(0.01)%	0.03%
Portfolio turnover rate	34%	73%	65%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year.
Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
For the Period January 3, 2007 (commencement of operations) through April 30, 2007.

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.
		Dunham
	Dunham	Corporate/	Dunham	Dunham	Dunham	Dunham
	Short-Term	Government	High-Yield	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Bond Fund	Income Fund	Value Fund	Stock Fund

Class A:*
Net asset value, beginning of period	$ 9.89	$ 13.60	$ 10.06	$ 8.41	$ 12.18	$ 17.65
Income (loss) from investment operations:
Net investment income (loss)**	0.05	0.00	0.07	(0.03)	0.11	0.08
Net realized and unrealized gain	0.01	0.00	0.11	0.40	0.51	0.42
Total income from investment operations	0.06	0.00	0.18	0.37	0.62	0.50
Less distributions:
Distributions from net investment income	0.00	0.00	(0.07)	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	(0.07)	0.00	0.00	0.00
Net asset value, end of period	$ 9.95	$ 13.60	$ 10.17	$ 8.78	$ 12.80	$ 18.15

Total return +	0.61%	0.00%	1.43%	4.40%	5.09%	2.83%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 16	$ 0	$ 34	$ 61	$ 26	$ 177
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.44%	1.36%	1.60%	1.93%	1.41%	2.14%
After advisory fee waivers***	1.39%	1.31%	1.60%	1.93%	1.41%	1.94%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	3.41%	4.15%	6.33%	(0.30)%	1.54%	1.97%
After advisory fee waivers***	3.46%	4.20%	6.33%	(0.30)%	1.54%	2.17%
Portfolio turnover rate	45%	178%	31%	55%	8%	43%

	Dunham	Dunham	Dunham	Dunham	Dunham
	International	Small Cap	Large Cap	Small Cap	Emerging Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Class A:*
Net asset value, beginning of period	$ 14.62	$ 11.71	$ 4.63	$ 13.70	$ 17.97
Income from investment operations:
Net investment income (loss)**	0.28	0.00	0.06	0.00	(0.01)
Net realized and unrealized gain	0.70	0.74	0.20	0.54	1.89
Total income from investment operations	0.98	0.74	0.26	0.54	1.88
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$ 15.60	$ 12.45	$ 4.89	$ 14.24	$ 19.85

Total return +	6.70%	6.32%	5.62%	3.94%	10.46%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 13	$ 11	$ 195	$ 8	$ 80
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.20%	3.20%	1.68%	1.61%	3.37%
After advisory fee waivers***	2.20%	2.95%	1.43%	1.61%	3.07%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	1.24%	(0.52)%	0.08%	(1.15)%	(0.71)%
After advisory fee waivers***	1.24%	(0.27)%	0.33%	(1.15)%	(0.41)%
Portfolio turnover rate	21%	22%	115%	110%	34%

*All Class A Shares commenced operations on January 3, 2007
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

1.

ORGANIZATION

The Dunham Funds (the “Funds”) are a series of AdvisorOne Funds (the “Trust”), a Delaware Business Trust organized on December 20, 1996 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Dunham Funds currently consist of eleven funds: Short-Term Bond Fund; Corporate/Government Bond Fund; High-Yield Bond Fund; Appreciation & Income Fund; Large Cap Value Fund; Real Estate Stock Fund;; International Stock Fund;; Small Cap Value Fund; Large Cap Growth Fund; Small Cap Growth Fund and Emerging Markets Stock Fund.  The Large Cap Growth Fund and Real Estate Stock Fund operate as non-diversified funds within the meaning of the 1940 Act.  The remaining funds operate as diversified funds within the meaning of the 1940 Act.

Fund	Primary Objective
Short-Term Bond	Current income and preservation of capital
Corporate/Government Bond High-Yield Bond	Current income and capital appreciation Current income
Appreciation & Income	Current income and capital appreciation
Large Cap Value	Capital appreciation
Real Estate Stock	Capital appreciation
International Stock	Capital appreciation
Small Cap Value	Capital appreciation
Large Cap Growth	Capital appreciation
Small Cap Growth	Capital appreciation
Emerging Markets Stock	Capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares.   Each class represents an interest in the same assets of the applicable Fund with the only difference being that Class A shares are subject to a front-end sales charge and an annual distribution fee and Class C shares are subject to an annual service and distribution fee.  The Class C and N shares, with the exception of Short-Term Bond and High-Yield Bond, commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts.  The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares.  Short-Term Bond Class C and N shares commenced operations on December 13, 2004 and High-Yield Bond Class C and N shares commenced operations on July 1, 2005.  The Class A shares for all Funds commenced operations on January 3, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. government and agency securities, short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of a bid price supplied by a pricing service selected by the Adviser and approved by the Board of Trustees of the Trust (the “Board”). Where no last sale price for exchange traded debt securities is available, the bid  price may be used.  Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV.  However, funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. On April 30, 2007, the security prices of certain funds were adjusted in accordance with such policy.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

d. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis.  Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method.  Dividend income is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends.  Interest income is recorded on an accrual basis.  Discounts are accreted and premiums are amortized as adjustments to interest income and the identified costs of investments.

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

e. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments.  Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group.  Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.  Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

f. Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

g. Distributions to Shareholders – It is each Funds’ policy to distribute its respective net investment income and net capital gains, if any, annually except for Short-Term Bond, Corporate/Government Bond and High-Yield Bond, which will distribute their respective net income, if any, monthly.  Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses.

h. Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

i. New Accounting Pronouncements – On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of any Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of April 30, 2007, the Dunham Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

3.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), serves as each Fund’s Investment Adviser.  Pursuant to an Investment Management Agreement with the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds.  The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets.  The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust, on behalf of the Fund.  As approved at a shareholder meeting held on June 23, 2006, and effective July 1, 2006, each Fund pays the Sub-Adviser a “Fulcrum Fee”.  A Fulcrum Fee is a performance fee whereby the Sub-Adviser receives a bonus when outperforming, or a penalty when under-performing, a Fund’s benchmark index.  As a result of the fulcrum fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

	Management Fee	Adviser’s Portion	Sub-Adviser’s Portion*
Dunham Short-Term Bond Fund	0.55% – 0.95%	0.55%	0.00% - 0.40%
Dunham Corporate/ Government Bond Fund	0.50% – 1.00%	0.50%	0.00% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	1.15% – 1.45%	0.65%	0.50% - 0.80%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

                                                   * Fees do not reflect contractual waivers, if any.

Each Fund’s Sub-Advisory Fulcrum Fee will be calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”).   During the first twelve months of the Fulcrum Fee arrangement, the Performance Fee will be calculated daily from inception date of the agreement to the calculation date and be applied to the average daily net assets of the Fund during the calculation period.  After the initial twelve months, the Performance Fee will be calculated on a daily basis based on comparative performance over a rolling twelve-month period.

Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  However, because each such sub-advisory agreement requires that the sub-adviser be paid out only the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser, in most cases, will receive no compensation until the end of the first year.  At the end of the first year of the agreement, the sub-adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the proposed Fulcrum Fee methodology will have three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum

Fee less the Minimum Fee.  Beginning with the thirteenth month of operation under each sub-advisory agreement, the entire sub-advisory fee will be calculated daily and paid monthly based on the Fund’s average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.

In addition, certain sub-advisors have contractually agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds, therefore, if the fee earned is equal to or less than the waiver, the sub-adviser will receive no payment nor will the sub-adviser owe money to the Fund.

The table below lists the current sub-advisers along with their fulcrum fee arrangements and any contractual waivers.

Fund	Sub-Adviser	Benchmark	Base Fee	Minimum Fee	Maximum Fee	Contractual Fee Waiver/Length
Short-Term Bond	Merganser Capital Management LP	Merrill Lynch US Corp & Govt, 1-3 YR	.20%	0%	0.40%	0.05%- 18 months
Corporate/Government Bond	Seneca Capital Management LLC	Lehman Aggregate Bond	.25%	0%	0.50%	0.05%- 12months
High-Yield Bond	PENN Capital Management Co., Inc.	Merrill Lynch High Yield Cash Pay.	.50%	0.20%	0.80%	-
Appreciation & Income	Calamos Advisors LLC	Merrill Lynch Conv ex. Mandatory	.60%	0.25%	0.95%	-
Large Cap Value	C.S. McKee LP	Russell 1000 Value	.43%	0%	0.86%	-
Real Estate Stock	Ten Asset Management, Inc.*	DJ Wilshire Real Estate Securities	.40%	0%	0.80%	0.20%- 12 months
International Stock	Neuberger Berman Management, Inc.	MSCI All Country World Index ex USA	.65%	0.50%	0.80%	-
Small Cap Value	Denver Investment Advisors, LLC	Russell 2000 Value	.55%	0%	1.10%	0.25%- 12 months
Large Cap Growth	Rigel Capital, LLC	Russell 1000 Growth	.50%	0%	1.00%	0.25%- 12 months
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth	.50%	0%	1.00%	-
Emerging Markets Stock	Van Eck Associates Corp.	MSCI Emerging Markets	.50%	0%	1.00%	0.30%- 18 months

                                   *Prior to January 1, 2007, Lee Munder Investments, Ltd. served as the sub-adviser to the Real Estate Stock Fund.

  For the six month period ended April 30, 2007, the following fees were waived by the Sub-Advisers:

Fund	Fee Waiver
Short-Term Bond	$ 8,104
Corporate/Government Bond	13,196
Real Estate Stock	12,621
Small Cap Value	30,621
Large Cap Growth	59,724
Emerging Markets Stock	28,008

b. Administration, Fund Accounting, Transfer Agency and Custody Administration Fees – Gemini Fund Services, LLC (“GFS” or the “Administrator’) serves as the administrator, fund accountant, transfer agent and custody administrator for the Funds.  For providing administration services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates: 0.10% on the first $250 million of average net assets; 0.08% on average net assets between $250 million and $500 million; 0.05% on average net assets over $500 million.  Such fees are subject to a minimum of $440,000.  For providing fund accounting services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following rates: 0.05% on the first $250 million of average net assets; 0.03% on average net assets between $250 million and $500 million;  0.01% on average net assets over $500 million.  Such fees are subject to a minimum of $330,000.  For providing transfer agent services, the Administrator receives from each Fund a monthly fee based on the total number of shareholder accounts subject to a per class minimum of $15,000 per annum, plus certain transaction charges. The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

For providing custody administration services, the Administrator receives from each Fund a monthly fee based on the following annual rates: 0.0075% on the first $100 million of average daily net assets; 0.005% on average daily net assets over $100 million.  The custody fees listed in the Statement of Operations include the fees paid to Bank of New York, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the six months ended April 30, 2007 was $17,685.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended April 30, 2007, GemCom received $13,761 for providing such services.

Certain trustees/officers of GFS are also trustees/officers of the Trust.

c. Chief Compliance Officer – Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Funds an annual fee of $69,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

d. Distributor – The distributor of the Funds is Dunham & Associates (the “Distributor”).  The Funds have adopted a Plan of

Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class A and Class C shares.  The Plan provides for the monthly payment of a distribution fee to the Distributor or other entities at an annualized rate of 0.75% for the equity funds and 0.50% for the fixed-income funds, based on the average daily net assets attributable to Class C shares, and 0.25% of the average daily net assets attributable to Class A shares.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay 12b-1 distribution or shareholder servicing fees.

e. Trustees’ Fees – The Funds pay no compensation to its Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule:  Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated.  The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2007, were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Short-Term Bond	$ 9,728,171	$ 9,674,163	$5,878,560	$4,318,792
Corporate/Government Bond	6,900,515	6,089,284	87,554,026	81,286,884
High-Yield Bond	25,294,464	10,053,850	-	-
Appreciation & Income	13,623,597	12,181,180	-	-
Large Cap Value	8,485,042	3,372,485	-	-
Real Estate Stock	7,418,546	5,264,071	-	-
International Stock	13,146,385	7,010,814	-	-
Small Cap Value	7,762,331	5,363,823	-	-
Large Cap Growth	62,569,805	51,971,438	-	-
Small Cap Growth	30,857,085	27,306,506	-	-
Emerging Markets Stock	5,640,106	6,600,964	-	-

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

5.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2007, were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Term Bond	$33,040,369	$49,037	$(169,835)	$(120,798)
Corporate/Government Bond	61,091,874	379,740	(180,799)	198,941
High-Yield Bond	42,673,970	743,536	(53,296)	690,240
Appreciation & Income	24,578,012	3,717,875	(170,913)	3,546,962
Large Cap Value	38,987,021	11,380,845	(1,003,101)	10,377,744
Real Estate Stock	11,951,880	2,569,636	(116,816)	2,452,820
International Stock	36,022,054	9,485,702	(656,600)	8,829,102
Small Cap Value	24,653,892	3,815,797	(442,118)	3,373,679
Large Cap Growth	53,338,051	5,476,599	(85,386)	5,391,213
Small Cap Growth	27,839,334	2,867,190	(793,863)	2,073,327
Emerging Markets Stock	14,506,610	7,322,910	(446,060)	6,876,850

6.

FOREIGN CURRENCY CONTRACTS

At April 30, 2007, International Stock Fund and Emerging Markets Stock Fund had the following open forward currency contracts:

International Stock Fund:

Foreign Currency	Settlement Date	Local Currency	Market Value	Unrealized Appreciation (Depreciation)
To Buy:
Canadian Dollar	5/1/07	6,689	$ 6,053	$ 21
Japanese Yen	5/1/07	2,129,446	17,819	(8)
Japanese Yen	5/2/07	12,728,731	106,543	(322)
To Sell:
Japanese Yen	5/1/07	16,522	16,522	8
British Pounds	5/1/07	371	371	(1)
Euro	5/2/07	19,834	19,834	(56)
Japanese Yen	5/2/07	7,595	7,595	23
Swedish Krona	5/2/07	11,190	11,190	(18)
				$ (353)

Emerging Markets Stock Fund:

Foreign Currency	Settlement Date	Local Currency	Market Value	Unrealized Appreciation (Depreciation)
To Buy:
Japanese Yen	5/2/07	2,317,859	19,401	(58)
To Sell:
Taiwan Dollar	5/2/07	295,816	295,816	(175)
				$ (233)

7.

SHARES OF BENEFICIAL INTEREST

At April 30, 2007, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended April 30, 2007 and one year ended October 31, 2006:

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

Six Months Ended April 30, 2007:

	CLASS C SHARES				CLASS N SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Short-Term Bond	98,003	11,271	(106,642)	2,632	746,525	43,730	(525,272)	264,983
Corporate/Government Bond	127,618	11,519	(98,481)	40,656	1,161,025	72,369	(484,717)	748,677
High-Yield Bond	110,146	9,850	(37,680)	82,316	1,937,000	84,043	(484,761)	1,536,282
Appreciation & Income	136,226	34,071	(91,105)	79,192	659,402	246,119	(481,722)	423,799
Large Cap Value	128,649	29,128	(61,800)	95,977	825,976	171,202	(327,374)	669,804
Real Estate Stock	30,558	25,099	(13,741)	41,916	142,501	110,810	(46,807)	206,504
International Stock	135,069	29,433	(53,526)	110,976	547,518	128,766	(212,329)	463,955
Small Cap Value	86,751	57,021	(52,071)	91,701	369,785	272,019	(182,549)	459,255
Large Cap Growth	462,563	37,503	(151,269)	348,797	2,911,647	213,502	(833,716)	2,291,433
Small Cap Growth	80,049	9,373	(34,099)	55,323	411,834	46,943	(164,774)	294,003
Emerging Markets Stock	38,787	23,572	(30,690)	31,669	179,966	148,262	(141,603)	186,625

	CLASS A SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Short-Term Bond	1,590	-	-	1,590
Corporate/Government Bond	1	-	-	1
High-Yield Bond	3,341	-	-	3,341
Appreciation & Income	6,982	-	-	6,982
Large Cap Value	1,997	-	-	1,997
Real Estate Stock	9,757	-	-	9,757
International Stock	847	-	-	847
Small Cap Value	857	-	-	857
Large Cap Growth	39,811	-	-	39,811
Small Cap Growth	565	-	-	565
Emerging Markets Stock	4,011	-	4	4,007

Year Ended October 31, 2006:

	CLASS C SHARES				CLASS N SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase in Shares
Short-Term Bond	60,578	21,219	(606,547)	(524,570)	957,646	61,563	(605,381)	413,828
Corporate/Government Bond	90,964	34,438	(324,676)	(202,479)	1,177,197	115,892	(394,251)	898,838
High-Yield Bond	658,453	13,942	(124,720)	547,675	1,210,216	75,523	(205,898)	1,079,841
Appreciation & Income	77,578	48,697	(211,102)	(84,827)	769,264	182,682	(212,661)	739,285
Large Cap Value	71,282	45,350	(258,741)	(142,109)	865,836	168,915	(445,141)	589,610
Real Estate Stock	18,594	21,861	(41,078)	(623)	147,169	80,244	(107,154)	120,259
International Stock	54,095	65,834	(167,196)	(47,267)	558,287	213,658	(261,558)	510,387
Small Cap Value	40,212	22,286	(136,292)	(73,794)	478,152	74,871	(191,275)	361,748
Large Cap Growth	225,234	150,061	(630,617)	(255,322)	2,889,527	562,899	(873,804)	2,578,622
Small Cap Growth	49,649	66,574	(119,742)	(3,519)	492,791	235,447	(170,538)	557,700
Emerging Markets Stock	22,402	24,129	(78,886)	(32,355)	194,672	119,986	(144,869)	169,789

8.

FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Continued) (Unaudited)

As of October 31, 2006, permanent book and tax differences, resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, reclassifications of gains on contingent convertible debt securities, net operating losses and security paydown gains and losses were identified and reclassified among the components of the Fund’s net assets as follows:

Fund	Undistributed Net Income (Loss)	Realized Gain (Loss)	Paid in Capital
Short-Term Bond	$(29,673)	$29,673	$ -
Corporate/Government Bond	30,871	(17,952)	(12,919)
Appreciation & Income	(85,753)	85,753	-
Real Estate Stock	57,069	(57,069)	-
International Stock	161,122	(161,122)	-
Small Cap Value	57,739	-	(57,739)
Large Cap Growth	175,859	-	(175,859)
Small Cap Growth	345,817	(345,817)	-
Emerging Markets Stock	285,310	(285,310)	-

The tax character of distributions paid during the six month period ended April 30, 2007 and fiscal year ended October 31, 2006 were as follows:

	Six Months Ended April 30, 2007			Fiscal Year Ended October 31, 2006
Fund	Ordinary Income	Capital Gains	Total	Ordinary Income	Capital Gains	Total
Short-Term Bond	$ 544,547	-	$ 544,547	$ 813,145	-	$ 813,145
Corporate/Government Bond	1,139,940	-	1,139,940	1,816,616	166,768	1,983,384
High-Yield Bond	1,089,727	-	1,089,727	1,053,861	-	1,053,861
Appreciation & Income	657,134	1,696,542	2,353,676	367,811	1,631,472	1,999,283
Large Cap Value	962,537	1,495,736	2,458,273	331,058	2,137,474	2,468,532
Real Estate Stock	204,987	2,175,708	2,380,695	595,018	1,135,585	1,730,603
International Stock	1,472,255	829,325	2,301,580	889,836	2,583,418	3,473,254
Small Cap Value	-	3,873,296	3,873,296	-	1,136,013	1,136,013
Large Cap Growth	-	1,163,422	1,163,422	2,489,650	846,632	3,336,282
Small Cap Growth	239,897	532,664	772,561	2,337,002	1,684,326	4,021,328
Emerging Markets Stock	1,193,185	1,871,156	3,064,341	1,664,468	610,381	2,274,849

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss CarryForwards	Unrealized Appreciation (Depreciation)
Short-Term Bond	$13,675	$ -	(378,905)	$(225,664)
Corporate/Government Bond	1,338	-	(400,082)	184,679
High-Yield Bond	464	-	(215,261)	128,318
Appreciation & Income	1,332	1,713,861	-	2,239,251
Large Cap Value	862,055	1,495,427	-	7,177,883
Real Estate Stock	169,840	2,175,440	-	2,882,554
International Stock	1,440,531	824,472	-	4,917,874
Small Cap Value	-	3,872,986	-	1,411,182
Large Cap Growth	-	1,153,903	-	2,881,440
Small Cap Growth	239,795	532,465	-	1,663,698
Emerging Markets Stock	1,159,550	1,870,495	-	3,380,117

At October 31, 2006, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

Fund	Expiration Date October 31, 2013	Expiration Date October 31, 2014	Total
Short-Term Bond	$332,430	$ 46,475	$ 378,905
Corporate/Government Bond	-	400,082	400,082
High-Yield Bond	5,832	209,429	215,261

YOUR FUND’S EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual- Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/06*	Ending Account Value 4/30/07	Expenses Paid During Period**	Ending Account Value 4/30/07	Expenses Paid During Period**
Class C:
Short-Term Bond Fund	1.89%	$1,000.00	$1,017.94	$ 9.46	$1,015.42	$ 9.44
Corporate/Government Bond Fund	1.81%	$1,000.00	$1,019.63	$ 9.06	$1,015.82	$ 9.05
High-Yield Bond Fund	2.10%	$1,000.00	$1,051.38	$ 7.26	$1,014.38	$10.49
Real Estate Stock Fund	2.69%	$1,000.00	$1,032.20	$13.55	$1,011.46	$13.42
Appreciation & Income Fund	2.68%	$1,000.00	$1,060.31	$13.69	$1,011.50	$13.37
International Stock Fund	2.95%	$1,000.00	$1,152.77	$15.75	$1,010.17	$14.70
Large Cap Value Fund	2.16%	$1,000.00	$1,088.92	$11.19	$1,014.08	$10.79
Small Cap Value Fund	3.70%	$1,000.00	$1,118.54	$19.44	$1,006.45	$18.41
Large Cap Growth Fund	2.18%	$1,000.00	$1,067.81	$11.18	$1,013.98	$10.89
Emerging Markets Fund	3.82%	$1,000.00	$1,237.09	$21.19	$1,005.85	$19.00
Small Cap Growth Fund	2.36%	$1,000.00	$1,072.93	$12.13	$1,013.09	$11.78
Class N:
Short-Term Bond Fund	1.14%	$1,000.00	$1,021.53	$ 5.71	$1,019.14	$ 5.71
Corporate/Government Bond Fund	1.06%	$1,000.00	$1,023.22	$ 5.32	$1,019.54	$ 5.31
High-Yield Bond Fund	1.35%	$1,000.00	$1,055.89	$ 4.68	$1,018.10	$ 6.76
Real Estate Stock Fund	1.69%	$1,000.00	$1,037.39	$ 8.54	$1,016.41	$ 8.45
Appreciation & Income Fund	1.68%	$1,000.00	$1,066.02	$ 8.61	$1,016.46	$ 8.40
International Stock Fund	1.95%	$1,000.00	$1,158.39	$10.44	$1,015.12	$ 9.74
Large Cap Value Fund	1.16%	$1,000.00	$1,093.98	$ 6.02	$1,019.04	$ 5.81
Small Cap Value Fund	2.70%	$1,000.00	$1,123.74	$14.22	$1,011.41	$13.47
Large Cap Growth Fund	1.18%	$1,000.00	$1,073.00	$ 6.07	$1,018.94	$ 5.91
Emerging Markets Fund	2.82%	$1,000.00	$1,243.12	$15.68	$1,010.81	$14.06
Small Cap Growth Fund	1.36%	$1,000.00	$1,077.38	$ 7.01	$1,018.05	$ 6.80

YOUR FUND’S EXPENSES (Unaudited) (Continued)

Class A:
Short-Term Bond Fund	1.39%	$1,000.00	$1,006.12	$ 4.43	$1,019.14	$ 6.96
Corporate/Government Bond Fund	1.31%	$1,000.00	$1,000.01	$ 4.16	$1,019.54	$ 6.56
High-Yield Bond Fund	1.60%	$1,000.00	$1,014.31	$ 5.12	$1,018.10	$ 8.01
Real Estate Stock Fund	1.94%	$1,000.00	$1,028.33	$ 6.25	$1,016.41	$ 9.70
Appreciation & Income Fund	1.93%	$1,000.00	$1,044.02	$ 6.27	$1,016.46	$ 9.65
International Stock Fund	2.20%	$1,000.00	$1,067.03	$ 7.23	$1,015.12	$10.99
Large Cap Value Fund	1.41%	$1,000.00	$1,050.92	$ 4.60	$1,019.04	$ 7.06
Small Cap Value Fund	2.95%	$1,000.00	$1,063.23	$ 9.67	$1,011.41	$14.71
Large Cap Growth Fund	1.43%	$1,000.00	$1,056.21	$ 4.67	$1,018.94	$ 7.16
Emerging Markets Fund	3.07%	$1,000.00	$1,104.64	$10.27	$1,010.81	$15.31
Small Cap Growth Fund	1.61%	$1,000.00	$1,039.42	$ 5.22	$1,018.05	$ 8.06

**Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending April 30,2007).  Actual Expenses for Class A shares are equal to the

 Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 116 days and divided by 365 (to reflect the number of days in the period from January 4, 2007, the inception date of Class A shares, through April 30,2007)

ADDITIONAL INFORMATION (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT

In connection with the Regular Meeting for the Trust on December 19, 2006, the full Board, including the Independent Trustees, approved a Sub-Advisory Agreement among Dunham & Associates Investment Counsel, Inc.  (the “Adviser”), the Trust and Ten Asset Management, Inc. (the “Sub-Adviser”), on behalf of the Dunham Real Estate Stock Fund, (the “Fund”). The Board noted that the new agreement was proposed as a result of the previous sub-adviser’s resignation. The Board further noted that the former sub-adviser had undergone an internal reorganization that resulted in its inability to continue offering the required management strategy for the Fund.  The Board discussed the Trust’s exemptive order which allows the Adviser to replace sub-advisers without shareholder vote but noted that information pertaining to the new sub-adviser would be sent to shareholders, pursuant to the order.

At the meeting, the Board interviewed the Sub-Adviser and received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Sub-Adviser; (b) the economic outlook and the general investment outlook in the markets in which each Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Sub-Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Sub-Adviser and its affiliates.

Additional information was furnished by the Sub-Adviser including, among other items, information on and analysis of (a) the overall organization of the Sub-Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

In considering the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offers a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the sub-adviser’s and the Fund’s past performance, as well as other factors relating to the Sub-Adviser’s track record with the Fund.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratios, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of each Fund, whether there is potential for realization of any further economies of scale.

Profitability. The level of the sub-adviser’s profits in respect of the management of the respective Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, has concluded that the cost allocation methodology employed by the sub-adviser has a reasonable basis and is appropriate in light of all of the circumstances considered the profits realized by the sub-adviser in connection with the operation of the respective  Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses, which may benefit from or be related to a Fund's business.

Other Benefits to the Sub-Adviser. The character and amount of fees paid by a Fund and the Fund's shareholders for services provided by the sub-adviser, the allocation of fund brokerage to any brokers affiliated with the sub-adviser, payments under Rule 12b-1 plans in respect of the Fund, benefits to the sub-adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the sub-adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the sub-adviser and any affiliates by virtue of their relationship with the Fund.

  Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the sub-advisory fee structure are fair and reasonable, and that the Sub-Advisory Agreements should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426).

P.O. BOX 910309 • SAN DIEGO • CALIFORNIA 92191

1-800-442-4358

DISTRIBUTED BY DUNHAM & ASSOCIATES INVESTMENT COUNSEL, INC.

MEMBER NASD

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF EACH FUND'S PORTFOLIO.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR,  the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By /s/ W. Patrick Clarke

     W. Patrick Clarke, President

Date

7/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ W. Patrick Clarke

     W. Patrick Clarke, President

Date

7/9/07

By /s/ Andrew Rogers

     Andrew Rogers, Treasurer

Date

7/9/07